                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4133

                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 09/30
Date of reporting period: 06/30

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE STRATEGIC ALLOCATION FUND

                                AT JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (80.0%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.2%)
Armor Holdings                                        2,152(b)             $186,944
BE Aerospace                                          4,180(b)              172,634
General Dynamics                                     27,806               2,174,985
Honeywell Intl                                       42,777               2,407,490
Innovative Solutions & Support                        8,684(b)              201,642
Lockheed Martin                                      19,017               1,790,070
Precision Castparts                                  38,652               4,690,807
Rockwell Collins                                     13,500                 953,640
United Technologies                                 177,361              12,580,216
                                                                    ---------------
Total                                                                    25,158,428
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
FedEx                                                33,336               3,699,296
Toll Holdings                                        56,125(c)              689,475
United Parcel Service Cl B                           26,663               1,946,399
                                                                    ---------------
Total                                                                     6,335,170
-----------------------------------------------------------------------------------

AIRLINES (0.4%)
Air France-KLM                                       33,901(c)            1,587,045
Alaska Air Group                                     23,113(b)              643,928
British Airways                                      68,682(b,c)            577,197
Cathay Pacific Airways                              179,000(c)              445,497
Continental Airlines Cl B                            14,608(b)              494,773
Deutsche Lufthansa                                   34,349(c)              965,089
Iberia Lineas Aereas de Espana                      104,150(c)              521,539
Qantas Airways                                      296,313(c)            1,406,800
Singapore Airlines                                   97,000(c)            1,191,428
UAL                                                   5,834(b)              236,802
US Airways Group                                     15,017(b)              454,565
                                                                    ---------------
Total                                                                     8,524,663
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.8%)
Aisin Seiki                                          51,600(c)            1,898,661
American Axle & Mfg Holdings                         19,127                 566,542
ArvinMeritor                                         19,459                 431,990
Autoliv                                               3,120(c)              177,434
BorgWarner                                            7,853                 675,672
Bridgestone                                          46,700(c)            1,001,430
Cooper Tire & Rubber                                 17,867                 493,487
GKN                                                  66,387(c)              530,914
Goodyear Tire & Rubber                               78,018(b)            2,711,906
Johnson Controls                                      9,744               1,128,063

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
AUTO COMPONENTS (CONT.)
Michelin Series B                                    33,897(c)           $4,764,241
Modine Mfg                                            9,557                 215,988
Sauer-Danfoss                                         9,037                 268,941
TRW Automotive Holdings                              27,785(b)            1,023,322
Valeo                                                 7,670(c)              413,251
                                                                    ---------------
Total                                                                    16,301,842
-----------------------------------------------------------------------------------

AUTOMOBILES (2.4%)
DaimlerChrysler                                     117,371(c)           10,895,514
Fiat                                                 72,790(c)            2,174,203
Ford Motor                                          298,919               2,815,817
General Motors                                      202,903               7,669,733
Harley-Davidson                                      77,164(l)            4,599,746
Honda Motor                                         198,800(c)            7,266,554
Peugeot                                              27,773(c)            2,247,009
Renault                                              27,193(c)            4,387,286
Volkswagen                                           42,007(c)            6,714,252
                                                                    ---------------
Total                                                                    48,770,114
-----------------------------------------------------------------------------------

BEVERAGES (1.0%)
C&C Group                                            20,029(c)              270,530
Carlsberg Series B                                    4,800(c)              582,310
Coca-Cola                                           206,201              10,786,375
InBev                                                 6,316(c)              502,883
Pepsi Bottling Group                                 30,166               1,015,991
PepsiCo                                             116,175               7,533,949
                                                                    ---------------
Total                                                                    20,692,038
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Celgene                                              35,655(b)            2,044,101
CSL                                                  30,725(c)            2,292,282
GTx                                                  16,685(b)              270,130
Incyte                                               37,715(b)              226,290
Pharmion                                              6,865(b)              198,742
Savient Pharmaceuticals                              14,147(b)              175,706
                                                                    ---------------
Total                                                                     5,207,251
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Compagnie de Saint-Gobain                            25,795(c)            2,910,525
Geberit                                               4,100(c)              701,658
Lennox Intl                                          13,933                 476,927
Masco                                                32,176                 916,051
USG                                                  12,390(b)              607,606
                                                                    ---------------
Total                                                                     5,612,767
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CAPITAL MARKETS (1.7%)
3i Group                                             17,772(c)             $415,765
Allied Capital                                        7,956                 246,318
American Capital Strategies                          11,219                 477,032
Apollo Investment                                    22,800                 490,656
Bear Stearns Companies                                7,369               1,031,660
Eaton Vance                                          24,197               1,069,023
Franklin Resources                                   55,959               7,412,889
Lehman Brothers Holdings                             66,527               4,957,592
Man Group                                           212,714(c)            2,601,350
MCG Capital                                           9,247                 148,137
Merrill Lynch & Co                                  148,100              12,378,198
Morgan Stanley                                       43,344               3,635,695
Raymond James Financial                              10,122                 312,770
SWS Group                                            15,892                 343,585
                                                                    ---------------
Total                                                                    35,520,670
-----------------------------------------------------------------------------------

CHEMICALS (1.3%)
Albemarle                                             8,312                 320,261
Ashland                                              22,374               1,430,817
BASF                                                  9,932(c)            1,307,097
Bayer                                                11,099(c)              842,700
Celanese Series A                                     6,107                 236,829
CF Inds Holdings                                      9,779                 585,664
Ciba Specialty Chemicals                             17,729(c)            1,157,738
Dow Chemical                                         39,680               1,754,650
Eastman Chemical                                     10,726                 690,004
Ecolab                                               24,805               1,059,174
EI du Pont de Nemours & Co                          103,883               5,281,411
Georgia Gulf                                          8,606                 155,855
Hercules                                             46,199(b)              907,810
Huntsman                                             10,440                 253,796
Imperial Chemical Inds                              122,595(c)            1,531,259
Innospec                                              8,252(c)              488,601
Intl Flavors & Fragrances                            21,259               1,108,444
Mitsui Chemicals                                    121,000(c)              920,926
Monsanto                                             29,859               2,016,676
Olin                                                 20,680                 434,280
OM Group                                              3,654(b)              193,370
Sigma-Aldrich                                        23,154                 987,981
Solvay                                                3,024(c)              478,107
Syngenta                                              3,569(c)              699,042
Terra Inds                                           28,831(b)              732,884
Westlake Chemical                                     9,740                 273,889

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CHEMICALS (CONT.)
WR Grace & Co                                        22,910(b)             $561,066
Yara Intl                                            26,800(c)              809,105
                                                                    ---------------
Total                                                                    27,219,436
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.9%)
ABN AMRO Holding                                    268,737(c)           12,384,276
Banco Bilbao Vizcaya Argentaria                      24,728(c)              609,097
Banco Popular Espanol                                39,148(c)              732,224
Banco Santander Central Hispano                      20,588(c)              381,455
Bank of East Asia                                   248,963(c)            1,400,994
Bank of Ireland                                      17,378(c)              351,380
Barclays                                            268,934(c)            3,758,724
BB&T                                                 26,176               1,064,840
BNP Paribas                                          76,109(c)            9,101,600
Chittenden                                                1                      26
Comerica                                             45,840               2,726,105
Credit Agricole                                      81,116(c)            3,314,330
Danske Bank                                          42,000(c)            1,726,415
Dexia                                                39,356(c)            1,236,267
DNB NOR                                              86,900(c)            1,123,116
First BanCorp                                        36,732(c)              403,685
First Horizon Natl                                   57,954               2,260,206
HBOS                                                249,510(c)            4,937,761
KBC Groep                                            10,850(c)            1,468,732
KeyCorp                                              43,364               1,488,686
Lloyds TSB Group                                    479,199(c)            5,350,276
Mitsui Trust Holdings                                47,000(c)              410,017
Natl City                                           149,945               4,996,167
Nordea Bank                                          87,200(c)            1,370,909
Oversea-Chinese Banking                             137,000(c)              818,993
Piraeus Bank                                         19,780(c)              724,403
Raiffeisen Intl Bank Holding                          2,182(c)              347,582
Resona Holdings                                         492(c)            1,178,927
Royal Bank of Scotland Group                        411,488(c)            5,230,538
Shinsei Bank                                        449,000(c)            1,816,249
Societe Generale                                     11,798(c)            2,195,998
Svenska Handelsbanken Series A                       22,100(c)              622,166
Tompkins Financial                                        1                      22
Trustmark                                            25,688                 664,292
Unione di Banche Italiane                            43,365(c)            1,106,310
US Bancorp                                           71,287               2,348,907
W Holding                                           202,457(c)              534,486
                                                                    ---------------
Total                                                                    80,186,161
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
ABM Inds                                             14,032                 362,166
Aggreko                                              36,905(c)              425,756
AMREP                                                 2,913                 138,513
Capita Group                                         58,960(c)              859,566
Dai Nippon Printing                                  43,000(c)              642,318
Deluxe                                               11,605                 471,279
First Consulting Group                               16,394(b)              155,743
Healthcare Services Group                             5,892                 173,814
Huron Consulting Group                                4,772(b)              348,404
M&F Worldwide                                         7,416(b)              493,757
Resources Connection                                  4,343(b)              144,101
Serco Group                                          43,873(c)              397,558
Standard Parking                                      3,941(b)              138,447

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Taleo Cl A                                           11,249(b)             $253,440
TeleTech Holdings                                    12,657(b)              411,099
                                                                    ---------------
Total                                                                     5,415,961
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
ADC Telecommunications                                8,741(b)              160,223
Avaya                                                81,360(b)            1,370,101
Blue Coat Systems                                     9,575(b)              474,154
C-COR                                                21,994(b)              309,236
Dycom Inds                                            7,522(b)              225,510
Loral Space & Communications                          7,650(b)              376,992
Polycom                                               9,160(b)              307,776
QUALCOMM                                             69,404               3,011,439
Sonus Networks                                       48,404(b)              412,402
Tellabs                                              68,968(b)              742,096
                                                                    ---------------
Total                                                                     7,389,929
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.7%)
Apple                                               193,891(b)           23,662,458
EMC                                                 351,132(b)            6,355,489
Imation                                              19,877                 732,666
Intl Business Machines                              181,800              19,134,450
Komag                                                17,865(b)              569,715
Lexmark Intl Cl A                                    30,435(b)            1,500,750
NCR                                                  19,975(b)            1,049,487
NEC                                                  76,000(c)              393,853
Novatel Wireless                                      9,722(b)              252,966
Palm                                                 12,018(b)              192,408
Seiko Epson                                          39,700(c)            1,151,220
Stratasys                                             3,208(b)              150,712
Western Digital                                      68,429(b)            1,324,101
                                                                    ---------------
Total                                                                    56,470,275
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
ACS Actividades de Construccion y Servicios          30,609(c)            1,960,289
AMEC                                                 45,961(c)              544,075
FLSmidth & Co                                         6,500(c)              513,086
Hochtief                                              2,968(c)              324,123
Infrasource Services                                  4,356(b)              161,608
Quanta Services                                      11,521(b)              353,349
Sacyr Vallehermoso                                    5,631(c)              272,298
Skanska Series B                                     14,400(c)              310,626
VINCI                                                19,476(c)            1,462,387
                                                                    ---------------
Total                                                                     5,901,841
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Fletcher Building                                    42,527(c)              404,831
Hanson                                               15,916(c)              344,539
Lafarge                                               5,423(c)              993,766
Martin Marietta Materials                             1,428                 231,365
Vulcan Materials                                     10,581               1,211,947
                                                                    ---------------
Total                                                                     3,186,448
-----------------------------------------------------------------------------------

CONSUMER FINANCE (--%)
Cash America Intl                                     4,032                 159,869
First Marblehead                                     12,544                 484,700
                                                                    ---------------
Total                                                                       644,569
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Crown Holdings                                        9,040(b)              225,729
Greif Cl A                                            4,974                 296,500
Owens-Illinois                                        8,248(b)              288,680

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CONTAINERS & PACKAGING (CONT.)
Pactiv                                               50,692(b)           $1,616,568
Rock-Tenn Cl A                                       10,036                 318,342
Silgan Holdings                                       3,868                 213,823
                                                                    ---------------
Total                                                                     2,959,642
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                        16,770                 831,792
Li & Fung                                           228,400(c)              822,287
                                                                    ---------------
Total                                                                     1,654,079
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Career Education                                      9,781(b)              330,304
INVESTools                                           21,866(b)              217,785
Service Corp Intl                                    21,329                 272,585
                                                                    ---------------
Total                                                                       820,674
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.5%)
CIT Group                                            33,056               1,812,460
Citigroup                                           262,021              13,439,057
Deutsche Boerse                                      23,332(c)            2,644,618
Hong Kong Exchanges and Clearing                    146,500(c)            2,070,373
ING Groep                                           148,519(c)            6,590,973
iShares MSCI Emerging Markets Index Fund            344,000(l)           45,191,280
Resource America Cl A                                 5,655                 116,550
Singapore Exchange                                  106,000(c)              678,688
                                                                    ---------------
Total                                                                    72,543,999
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
Alaska Communications Systems Group                  10,356                 164,039
AT&T                                              1,300,339              53,964,068
Belgacom                                             65,685(c)            2,920,301
BT Group                                            916,510(c)            6,119,477
Cable & Wireless                                    341,656(c)            1,334,425
CenturyTel                                            8,844                 433,798
Cogent Communications Group                          14,816(b)              442,554
Deutsche Telekom                                    413,620(c)            7,663,569
Elisa                                                13,922(c)              380,986
Embarq                                               16,414               1,040,155
FairPoint Communications                             10,570                 187,618
France Telecom                                       67,202(c)            1,855,404
Golden Telecom                                       11,620(c)              639,216
Koinklijke (Royal) KPN                               79,453(c)            1,324,790
PAETEC Holding                                       22,199(b)              250,627
Premiere Global Services                             18,041(b)              234,894
SingTel                                             500,000(c)            1,110,676
SureWest Communications                              10,581                 288,226
Telecom Italia                                    1,339,320(c)            3,100,955
Telenor                                              51,400(b,c)          1,009,100
TeliaSonera                                         170,500(c)            1,259,213
Telstra                                             350,868(c)            1,365,369
Verizon Communications                              289,406              11,914,845
                                                                    ---------------
Total                                                                    99,004,305
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allegheny Energy                                     24,413(b)            1,263,129
American Electric Power                              85,078               3,831,913
CLP Holdings                                        164,500(c)            1,103,469
Energias de Portugal                                110,979(c)              614,314
Entergy                                              44,570               4,784,590

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ELECTRIC UTILITIES (CONT.)
FPL Group                                           138,351              $7,850,037
HongKong Electric Holdings                          229,000(c)            1,155,397
Iberdrola                                            32,408(c)            1,821,546
ITC Holdings                                          5,079                 206,360
Northeast Utilities                                   9,851                 279,374
Pinnacle West Capital                                18,051                 719,332
PPL                                                  25,981               1,215,651
Progress Energy                                      19,350                 882,167
Reliant Energy                                       14,071(b)              379,213
Scottish & Southern Energy                           65,337(c)            1,901,135
Tokyo Electric Power                                 42,600(c)            1,370,264
                                                                    ---------------
Total                                                                    29,377,891
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
ABB                                                  86,415(c)            1,967,114
Belden                                                3,926                 217,304
Gamesa Tecnologica                                   18,057(c)              659,835
General Cable                                         5,054(b)              382,841
GrafTech Intl                                        10,022(b)              168,770
II-VI                                                 9,736(b)              264,527
Schneider Electric                                    3,315(c)              467,181
Vestas Wind Systems                                  20,400(b,c)          1,350,576
                                                                    ---------------
Total                                                                     5,478,148
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Agilysys                                             12,236                 275,310
Arrow Electronics                                    24,352(b)              935,847
Avnet                                                31,199(b)            1,236,728
Benchmark Electronics                                39,410(b)              891,454
Hitachi                                             502,000(c)            3,567,889
Ingram Micro Cl A                                    63,472(b)            1,377,977
Insight Enterprises                                  10,362(b)              233,870
Methode Electronics                                  17,850                 279,353
Mettler Toledo Intl                                   2,256(b,c)            215,471
Molex                                                25,015                 750,700
OSI Systems                                           6,742(b)              184,394
Solectron                                           155,882(b)              573,646
SYNNEX                                               21,211(b)              437,159
                                                                    ---------------
Total                                                                    10,959,798
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Dresser-Rand Group                                    4,418(b)              174,511
GulfMark Offshore                                     4,429(b)              226,853
Helmerich & Payne                                    15,856                 561,620
Matrix Service                                       15,997(b)              397,525
Nabors Inds                                          31,450(b,c)          1,049,801
Parker Drilling                                      17,527(b)              184,735
SEACOR Holdings                                       2,535(b)              236,668
Tidewater                                             5,305                 376,018
Unit                                                 12,388(b)              779,329
                                                                    ---------------
Total                                                                     3,987,060
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
BJ's Wholesale Club                                   8,279(b)              298,292
Casino Guichard Perrachon                             6,860(c)              696,324
Delhaize Group                                        5,599(c)              552,034
Great Atlantic & Pacific Tea                          7,254(b)              243,299
Ingles Markets Cl A                                   9,549                 328,963
J Sainsbury                                         202,990(c)            2,382,564
Kesko Series B                                        6,017(c)              401,796

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FOOD & STAPLES RETAILING (CONT.)
Koninklijke Ahold                                    50,312(b,c)           $635,301
Kroger                                               87,615               2,464,610
Nash Finch                                            9,389                 464,756
PriceSmart                                            8,852                 218,910
Rite Aid                                             59,335(b)              378,557
Ruddick                                               8,465                 254,966
Safeway                                             154,392               5,253,960
Spartan Stores                                        7,000                 230,370
SUPERVALU                                            98,016               4,540,101
SYSCO                                                31,809               1,049,379
Wal-Mart Stores                                     143,294               6,893,875
Weis Markets                                          4,440                 179,864
Woolworths                                           64,367(c)            1,473,400
                                                                    ---------------
Total                                                                    28,941,321
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
ConAgra Foods                                        51,389               1,380,309
Groupe Danone                                        13,558(c)            1,101,331
Kellogg                                              18,151                 940,040
McCormick & Co                                       24,677                 942,168
Pilgrim's Pride                                       9,687                 369,753
Sanderson Farms                                       7,032                 316,581
Sara Lee                                            145,728               2,535,667
Seaboard                                                518               1,214,710
Smithfield Foods                                     10,911(b)              335,950
Tyson Foods Cl A                                     48,345               1,113,869
Unilever                                            199,112(c)            6,311,233
                                                                    ---------------
Total                                                                    16,561,611
-----------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Gas Natural SDG                                      16,841(c)            1,028,630
Nicor                                                 7,124                 305,762
ONEOK                                                 7,450                 375,555
Snam Rete Gas                                        64,761(c)              384,334
Southwest Gas                                         3,473                 117,422
UGI                                                   6,674                 182,067
                                                                    ---------------
Total                                                                     2,393,770
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Baxter Intl                                          35,744               2,013,817
Becton Dickinson & Co                                19,378               1,443,661
Biomet                                               45,313               2,071,710
Conceptus                                            14,620(b)              283,189
CR Bard                                              10,281                 849,519
Cytyc                                                43,980(b)            1,895,978
Immucor                                               6,565(b)              183,623
Inverness Medical Innovations                         4,356(b)              222,243
Smith & Nephew                                       69,911(c)              869,004
Stryker                                              66,942               4,223,371
Thoratec                                             13,568(b)              249,516
Zimmer Holdings                                      53,077(b)            4,505,706
ZOLL Medical                                          7,422(b)              165,585
                                                                    ---------------
Total                                                                    18,976,922
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
AMERIGROUP                                           19,828(b)              471,906
Apria Healthcare Group                               18,562(b)              534,029
Cardinal Health                                      38,201               2,698,519
CIGNA                                               104,589               5,461,637
CorVel                                               10,971(b)              286,782
Express Scripts                                      30,250(b)            1,512,803
Health Management Associates Cl A                    46,626                 529,671

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Humana                                                9,476(b)             $577,183
Kindred Healthcare                                   26,780(b)              822,682
LHC Group                                             8,907(b)              233,363
Magellan Health Services                              3,193(b)              148,379
Medco Health Solutions                               15,369(b)            1,198,628
Quest Diagnostics                                    29,422               1,519,646
Sun Healthcare Group                                 16,345(b)              236,839
Sunrise Senior Living                                 5,410(b)              216,346
Tenet Healthcare                                     63,101(b)              410,788
WellCare Health Plans                                13,353(b)            1,208,580
                                                                    ---------------
Total                                                                    18,067,781
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
Allscripts Healthcare Solutions                       6,503(b)              165,696
Emageon                                              47,359(b,l)            427,179
TriZetto Group                                        9,972(b)              193,058
                                                                    ---------------
Total                                                                       785,933
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
Accor                                                12,723(c)            1,131,653
Ameristar Casinos                                     8,783                 305,121
Compass Group                                       207,750(c)            1,442,410
Enterprise Inns                                      41,104(c)              568,707
Harrah's Entertainment                               20,872               1,779,547
Hilton Hotels                                        86,500               2,895,155
InterContinental Hotels Group                        27,560(c)              688,470
Ladbrokes                                            72,351(c)              629,097
Marriott Intl Cl A                                   65,345               2,825,518
McDonald's                                          337,234              17,117,998
Mitchells & Butlers                                  54,101(c)              955,491
Punch Taverns                                        30,344(c)              749,486
Sodexho Alliance                                     11,188(c)              804,789
TUI                                                  34,191(b,c)            949,544
Vail Resorts                                          4,868(b)              296,315
Whitbread                                            26,409(c)              938,135
Yum! Brands                                          29,088                 951,759
                                                                    ---------------
Total                                                                    35,029,195
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
American Greetings Cl A                               9,403                 266,387
Barratt Developments                                 22,077(c)              440,225
Beazer Homes USA                                     10,354                 255,433
Berkeley Group Holdings Unit                         13,739(b,c)            491,365
Brookfield Homes                                      6,932                 201,652
Centex                                               37,535               1,505,154
DR Horton                                           107,312               2,138,728
Electrolux Series B                                  60,400(c)            1,439,820
George Wimpey                                        72,721(c)              734,536
Hovnanian Enterprises Cl A                           13,748(b)              227,254
KB HOME                                              40,794               1,606,060
Lennar Cl A                                          65,519               2,395,375
MDC Holdings                                         12,818                 619,878
Meritage Homes                                        7,280(b)              194,740
NVR                                                   1,577(b)            1,071,966
Pioneer                                              51,700(c)              704,244
Pulte Homes                                          62,627               1,405,976
Ryland Group                                         11,792                 440,667
SANYO Electric                                      490,000(b,c)            803,983
Standard-Pacific                                     17,313                 303,497
Stanley Works                                         2,743                 166,500

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOUSEHOLD DURABLES (CONT.)
Taylor Woodrow                                      104,768(c)             $758,963
Tempur-Pedic Intl                                     9,654                 250,039
Toll Brothers                                        35,620(b)              889,788
                                                                    ---------------
Total                                                                    19,312,230
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Energizer Holdings                                    4,116(b)              409,954
Kimberly-Clark                                       70,782               4,734,608
                                                                    ---------------
Total                                                                     5,144,562
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES                                                  82,962(b)            1,815,209
Constellation Energy Group                           40,418               3,523,236
Dynegy Cl A                                         163,853(b)            1,546,772
Intl Power                                          129,153(c)            1,113,918
TXU                                                  26,029               1,751,752
                                                                    ---------------
Total                                                                     9,750,887
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.9%)
3M                                                  160,956              13,969,372
Orkla                                                89,000(c)            1,690,666
SembCorp Inds                                       127,000(c)              472,952
Sequa Cl A                                            2,216(b)              248,192
Siemens                                               3,134(c)              452,022
Sonae                                               123,256(c)              350,311
Tomkins                                              86,005(c)              449,037
Tredegar                                              5,824                 124,051
                                                                    ---------------
Total                                                                    17,756,603
-----------------------------------------------------------------------------------

INSURANCE (3.6%)
ACE                                                  17,047(c)            1,065,778
Aegon                                               156,456(c)            3,099,984
Allstate                                            177,734              10,932,418
Ambac Financial Group                                17,323               1,510,392
American Financial Group                             19,647                 670,945
Aviva                                               139,112(c)            2,076,974
Chubb                                                42,169               2,283,030
Cincinnati Financial                                 22,190                 963,046
CNP Assurances                                        9,165(c)            1,177,751
Commerce Group                                       10,863                 377,163
Conseco                                              29,659(b)              619,577
Fidelity Natl Financial Cl A                         59,412               1,408,064
First American                                       28,066               1,389,267
Genworth Financial Cl A                             107,455               3,696,452
HCC Insurance Holdings                               11,331                 378,569
LandAmerica Financial Group                           4,969                 479,459
Legal & General Group                               136,323(c)              410,899
Lincoln Natl                                         37,644               2,670,842
Marsh & McLennan Companies                           69,315               2,140,447
MBIA                                                 35,235               2,192,322
MetLife                                              57,308               3,695,220
Natl Western Life Insurance Cl A                        734                 185,643
Odyssey Re Holdings                                  19,465                 834,854
Ohio Casualty                                        14,227                 616,171
Old Mutual                                          473,388(c)            1,605,582
Old Republic Intl                                    35,195                 748,246
Progressive                                         128,043               3,064,069
Prudential Financial                                 51,410               4,998,594
QBE Insurance Group                                  73,466(c)            1,943,276

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Reinsurance Group of America                         14,675                $884,022
Safeco                                               14,289                 889,633
Sampo Series A                                       26,016(c)              752,087
Torchmark                                            26,431               1,770,877
Transatlantic Holdings                                5,089                 361,981
Travelers Companies                                 128,385               6,868,598
UnumProvident                                        82,911               2,164,806
Zurich Financial Services                            10,834(c)            3,364,417
                                                                    ---------------
Total                                                                    74,291,455
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
1-800-FLOWERS.com                                    26,307(b)              248,075
Amazon.com                                           70,521(b)            4,824,342
IAC/InterActiveCorp                                  58,821(b)            2,035,795
Systemax                                             19,173                 398,990
                                                                    ---------------
Total                                                                     7,507,202
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.1%)
Akamai Technologies                                   9,504(b)              462,275
Chordiant Software                                   10,867(b)              170,177
CMGI                                                 91,505(b)              178,435
EarthLink                                            32,413(b)              242,125
eBay                                                228,209(b)            7,343,766
Google Cl A                                          23,611(b)           12,357,525
Interwoven                                           22,013(b)              309,063
RealNetworks                                         58,361(b)              476,809
Terremark Worldwide                                  22,598(b)              145,757
ValueClick                                            8,711(b)              256,626
Vignette                                              6,528(b)              125,076
                                                                    ---------------
Total                                                                    22,067,634
-----------------------------------------------------------------------------------

IT SERVICES (0.5%)
Affiliated Computer Services Cl A                    11,392(b)              646,154
Ceridian                                             15,034(b)              526,190
Cognizant Technology Solutions Cl A                  37,331(b)            2,803,185
First Data                                           36,631               1,196,735
Gartner                                              17,217(b)              423,366
Paychex                                              28,303               1,107,213
Perot Systems Cl A                                   19,492(b)              332,144
SAIC                                                 44,646(b)              806,753
Syntel                                                8,516                 258,801
Total System Services                                 8,771                 258,832
Unisys                                              135,948(b)            1,242,565
VeriFone Holdings                                     5,470(b)              192,818
                                                                    ---------------
Total                                                                     9,794,756
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick                                            26,248                 856,472
Eastman Kodak                                        59,979               1,669,216
FUJIFILM Holdings                                    31,900(c)            1,427,716
Hasbro                                               49,194               1,545,184
JAKKS Pacific                                         8,822(b)              248,251
Mattel                                              196,213               4,962,226
                                                                    ---------------
Total                                                                    10,709,065
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Advanced Magnetics                                    4,498(b)              261,604
Albany Molecular Research                            17,708(b)              262,964
Thermo Fisher Scientific                             21,144(b)            1,093,567
                                                                    ---------------
Total                                                                     1,618,135
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MACHINERY (1.9%)
AGCO                                                  8,019(b)             $348,105
Alfa Laval                                           11,600(c)              704,028
Astec Inds                                            9,582(b)              404,552
Briggs & Stratton                                     7,692                 242,760
Cascade                                               4,953                 388,513
Cummins                                              17,252               1,746,075
Danaher                                              11,726                 885,313
Deere & Co                                           28,301               3,417,063
Eaton                                                11,920               1,108,560
Gorman-Rupp                                           9,337                 297,477
Illinois Tool Works                                  18,541               1,004,737
Ingersoll-Rand Cl A                                  64,767(c)            3,550,527
Invensys                                            126,351(b,c)            971,769
MAN                                                  15,722(c)            2,271,655
Middleby                                              3,596(b)              215,113
Mueller Inds                                         11,660                 401,570
PACCAR                                              112,754               9,814,107
Robbins & Myers                                       5,148                 273,513
Sandvik                                              81,000(c)            1,646,582
Scania Series B                                      47,600(c)            1,169,499
SKF Group Series B                                   19,000(c)              401,518
SPX                                                   3,969                 348,518
Sulzer                                                  380(c)              493,494
Terex                                                21,781(b)            1,770,795
Timken                                               17,993                 649,727
Titan Intl                                            4,870                 153,941
Volvo Series A                                       81,500(c)            1,680,584
Volvo Series B                                      150,250(c)            3,010,362
Wartsila Series B                                     6,856(c)              453,739
                                                                    ---------------
Total                                                                    39,824,196
-----------------------------------------------------------------------------------

MARINE (0.3%)
AP Moller-Maersk Series B                               107(c)            1,294,174
Horizon Lines Cl A                                    5,332                 174,676
Kawasaki Kisen Kaisha                                82,000(c)            1,003,753
Mitsui OSK Lines                                    128,000(c)            1,740,465
Nippon Yusen Kabushiki Kaisha                        57,000(c)              523,645
Orient Overseas Intl                                 51,500(c)              503,210
                                                                    ---------------
Total                                                                     5,239,923
-----------------------------------------------------------------------------------

MEDIA (2.0%)
CBS Cl B                                            166,315               5,541,616
Charter Communications Cl A                          84,537(b)              342,375
Comcast Cl A                                        352,119(b)            9,901,586
DIRECTV Group                                       138,468(b)            3,199,995
Gannett                                              86,026               4,727,129
Interpublic Group of Companies                       94,041(b)            1,072,067
LIN TV Cl A                                          18,172(b)              341,815
Reed Elsevier                                        75,545(c)            1,180,098
Reuters Group                                        47,272(c)              587,598
Scholastic                                            7,670(b)              275,660
Sinclair Broadcast Group Cl A                        26,983                 383,698
Time Warner                                         613,168              12,901,056
Tribune                                              30,781                 904,961
                                                                    ---------------
Total                                                                    41,359,654
-----------------------------------------------------------------------------------

METALS & MINING (1.9%)
AK Steel Holding                                      9,863(b)              368,580
Alcoa                                                47,704               1,933,443

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
METALS & MINING (CONT.)
Allegheny Technologies                                9,653              $1,012,407
Arcelor Mittal                                      140,980(c)            8,885,662
BlueScope Steel                                     122,672(c)            1,075,374
Chaparral Steel                                       7,480                 537,588
Cleveland-Cliffs                                     13,918               1,081,011
Commercial Metals                                    30,158               1,018,436
Freeport-McMoRan Copper & Gold                       38,496               3,188,239
JFE Holdings                                         17,500(c)            1,090,267
Metal Management                                      5,801                 255,650
Nippon Steel                                        297,000(c)            2,093,996
Outokumpu                                            19,806(c)              670,672
Quanex                                               10,761                 524,061
Reliance Steel & Aluminum                             6,993                 393,426
Rio Tinto                                            32,790(c)            2,746,300
RTI Intl Metals                                       2,426(b)              182,848
Ryerson                                              13,524                 509,179
Salzgitter                                            5,424(c)            1,053,337
Schnitzer Steel Inds Cl A                             6,127                 293,728
SSAB Svenskt Stal Series A                            9,200(c)              380,093
ThyssenKrupp                                         69,064(c)            4,124,883
voestalpine                                          18,965(c)            1,604,202
Worthington Inds                                     16,789                 363,482
Xstrata                                              61,408(c)            3,683,373
Zinifex                                              36,741(c)              586,225
                                                                    ---------------
Total                                                                    39,656,462
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
Big Lots                                             47,745(b)            1,404,658
Bon-Ton Stores                                        7,978                 319,599
Dillard's Cl A                                       21,418                 769,549
Dollar General                                       49,720               1,089,862
Dollar Tree Stores                                    4,599(b)              200,286
Family Dollar Stores                                    393                  13,488
Kohl's                                               28,045(b)            1,992,036
Marks & Spencer Group                               102,548(c)            1,293,220
Nordstrom                                            58,307               2,980,653
Saks                                                 16,820                 359,107
Sears Holdings                                        8,599(b)            1,457,531
                                                                    ---------------
Total                                                                    11,879,989
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
CenterPoint Energy                                  128,733               2,239,954
Centrica                                            564,106(c)            4,400,856
Integrys Energy Group                                11,849                 601,100
Natl Grid                                           193,820(c)            2,872,370
NiSource                                             39,839                 825,066
PG&E                                                 57,052               2,584,456
RWE                                                   7,078(c)              756,674
Sempra Energy                                        59,137               3,502,685
SUEZ                                                 64,621(c)            3,716,092
TECO Energy                                          17,236                 296,114
United Utilities                                     93,124(c)            1,326,782
Xcel Energy                                          79,593               1,629,269
                                                                    ---------------
Total                                                                    24,751,418
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.1%)
Anadarko Petroleum                                   81,280               4,225,747
Apache                                               76,053               6,205,164
BP                                                  218,231(c)            2,642,526
Cabot Oil & Gas                                       4,093                 150,950
Chevron                                             594,093              50,046,393

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Cimarex Energy                                       24,192                $953,407
ConocoPhillips                                      258,025              20,254,962
Delta Petroleum                                       9,784(b)              196,463
Eni                                                 241,808(c)            8,803,372
Exxon Mobil                                         634,385              53,212,213
Forest Oil                                            5,434(b)              229,641
Frontier Oil                                         17,413                 762,167
Frontline                                            10,450(c)              484,756
Holly                                                 7,143                 529,939
Marathon Oil                                        142,748               8,559,170
MarkWest Hydrocarbon                                  5,716                 328,270
Neste Oil                                            11,770(c)              464,027
Nippon Oil                                          179,000(c)            1,666,239
Norsk Hydro                                          33,400(c)            1,291,609
Occidental Petroleum                                117,979               6,828,625
OMV                                                  15,957(c)            1,068,796
Origin Energy                                        53,884(c)              454,088
Overseas Shipholding Group                            9,650                 785,510
Pogo Producing                                       16,082                 816,805
Repsol YPF                                          122,812(c,l)          4,861,752
Royal Dutch Shell Series A                          394,649(c)           16,119,347
Royal Dutch Shell Series B                          176,569(c)            7,385,658
St. Mary Land & Exploration                           5,265                 192,804
Statoil                                              35,700(c)            1,111,103
Stone Energy                                          8,492(b)              290,936
Swift Energy                                          5,968(b)              255,192
Tesoro                                               42,183               2,410,758
USEC                                                 20,654(b)              453,975
W&T Offshore                                          9,375                 262,406
Western Refining                                     10,055                 581,179
                                                                    ---------------
Total                                                                   204,885,949
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                 26,459(b)              409,321
Crown Paper Escrow                                  705,000(b)                    1
Louisiana-Pacific                                    27,646                 523,062
Stora Enso Series R                                 104,108(c)            1,969,778
Svenska Cellulosa Series B                           96,300(c)            1,619,600
UPM-Kymmene                                          50,200(c)            1,243,314
Weyerhaeuser                                         24,140               1,905,370
                                                                    ---------------
Total                                                                     7,670,446
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
Alberto-Culver                                        9,915                 235,184
American Oriental Bioengineering                     31,269(b)              278,294
Chattem                                               5,138(b)              325,647
NBTY                                                  4,012(b)              173,318
                                                                    ---------------
Total                                                                     1,012,443
-----------------------------------------------------------------------------------

PHARMACEUTICALS (4.9%)
Abbott Laboratories                                 164,949               8,833,019
Daiichi Sankyo                                      149,407(c)            3,968,426
Forest Laboratories                                  16,268(b)              742,634
Johnson & Johnson                                   349,294(o)           21,523,496
King Pharmaceuticals                                132,164(b)            2,704,075
Medicines                                             6,788(b)              119,605
Merck & Co                                          819,045              40,788,441
Novo Nordisk Series B                                 3,700(c)              403,776

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
PHARMACEUTICALS (CONT.)
Par Pharmaceutical Companies                         21,054(b)             $594,354
Pfizer                                              791,867              20,248,039
Schering-Plough                                      50,916               1,549,883
                                                                    ---------------
Total                                                                   101,475,748
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
Alexander's                                             752(b)              303,996
American Home Mtge Investment                        12,976(l)              238,499
Annaly Capital Management                             9,986                 143,998
Apartment Investment & Management Cl A               16,435                 828,653
Arbor Realty Trust                                    7,043                 181,780
British Land                                         30,005(c)              807,391
Capital Trust Cl A                                    3,313                 113,106
Centro Properties Group                             107,912(c)              777,647
Corio                                                 8,135(c)              640,556
DB RREEF Trust                                      299,922(c)              499,648
Deerfield Triarc Capital                             48,420                 708,385
Digital Realty Trust                                  6,540                 246,427
Entertainment Properties Trust                        3,266                 175,645
Goodman Group                                       225,502(c)            1,284,734
Hammerson                                            33,380(c)              961,216
Health Care Property Investors                        6,917                 200,109
Health Care REIT                                      4,779                 192,880
iStar Financial                                       8,718                 386,469
Kimco Realty                                         22,322                 849,799
Klepierre                                             2,197(c)              374,443
Land Securities Group                                13,941(c)              487,952
Mirvac Group                                        119,736(c)              578,620
Multiplex Group                                      78,587(c)              327,800
Nationwide Health Properties                          9,848                 267,866
Natl Health Investors                                 4,143                 131,416
Newcastle Investment                                  4,808                 120,537
Nippon Building Fund                                     50(c)              694,490
NorthStar Realty Finance                             13,560                 169,636
Omega Healthcare Investors                           15,012                 237,640
RAIT Financial Trust                                  9,511                 247,476
Redwood Trust                                        20,227                 978,582
Rodamco Europe                                        4,008(c)              538,103
Senior Housing Properties Trust                      11,075                 225,376
Simon Property Group                                 24,975               2,323,673
Stockland                                           158,607(c)            1,095,907
Unibal-Rodamco                                        7,046(c)            1,813,281
Ventas                                                3,493                 126,621
Vornado Realty Trust                                  8,564                 940,670
Wereldhave                                            7,917(c)            1,108,560
Westfield Group                                     126,298(c)            2,137,226
Westfield Group                                      10,982(c,p)            185,838
                                                                    ---------------
Total                                                                    24,652,651
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CapitaLand                                          187,000(c)              989,611
City Developments                                    67,000(c)              757,285
Fabege                                               30,400(c)              335,664
Forest City Enterprises Cl A                          4,325                 265,901

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE MANAGEMENT & DEVELOPMENT (CONT.)
Hang Lung Properties                                222,000(c)             $765,175
Henderson Land Development                           75,000(c)              510,775
Lend Lease                                           38,245(c)              601,143
Mitsubishi Estate                                    56,000(c)            1,523,815
Swire Pacific Series A                               50,500(c)              561,255
                                                                    ---------------
Total                                                                     6,310,624
-----------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Arkansas Best                                        17,607                 686,145
Asciano Group                                        56,125(b,c)            482,014
Con-way                                              12,993                 652,768
FirstGroup                                           48,637(c)              652,422
Kansas City Southern                                  3,834(b)              143,928
Natl Express Group                                   16,412(c)              352,310
Ryder System                                         25,703               1,382,821
Union Pacific                                        14,783               1,702,263
Werner Enterprises                                   44,558                 897,844
YRC Worldwide                                        29,265(b)            1,076,952
                                                                    ---------------
Total                                                                     8,029,467
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Advanced Energy Inds                                  6,738(b)              152,683
Amkor Technology                                     20,313(b)              319,930
Intel                                               128,490               3,052,921
Monolithic Power Systems                             12,628(b)              220,359
NetLogic Microsystems                                 5,034(b)              160,283
NVIDIA                                               56,666(b)            2,340,872
OC Oerlikon                                             774(b,c)            412,589
Sigma Designs                                         6,864(b)              179,082
Silicon Storage Technology                           44,845(b)              167,272
SUMCO                                                34,800(c)            1,749,724
Varian Semiconductor Equipment Associates             6,783(b)              271,727
                                                                    ---------------
Total                                                                     9,027,442
-----------------------------------------------------------------------------------

SOFTWARE (3.7%)
Activision                                           12,502(b)              233,412
Adobe Systems                                        65,742(b)            2,639,541
Ansoft                                               10,722(b)              316,192
Autodesk                                             13,684(b)              644,243
BMC Software                                         65,097(b)            1,972,439
CA                                                   58,962               1,522,988
Compuware                                            19,470(b)              230,914
Electronic Arts                                      17,573(b)              831,554
EPIQ Systems                                          8,926(b)              144,244
FactSet Research Systems                              3,053                 208,673
FalconStor Software                                  20,453(b)              215,779
Microsoft                                           979,421              28,863,537
Nintendo                                             12,200(c)            4,469,264
Oracle                                            1,676,839(b)           33,050,498
Radiant Systems                                      11,395(b)              150,870
Symantec                                             50,777(b)            1,025,695
VASCO Data Security Intl                             19,173(b)              436,377
                                                                    ---------------
Total                                                                    76,956,220
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (2.4%)
Abercrombie & Fitch Cl A                             17,489               1,276,347
American Eagle Outfitters                             8,416                 215,955
Asbury Automotive Group                               9,110                 227,295
AutoNation                                           31,469(b)              706,164
AutoZone                                             11,259(b)            1,538,205
Barnes & Noble                                       15,909                 612,019

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SPECIALTY RETAIL (CONT.)
Bed Bath & Beyond                                    26,244(b)             $944,522
Best Buy                                              7,725                 360,526
Books-A-Million                                      11,424                 193,523
Borders Group                                        15,300                 291,618
CarMax                                                7,182(b)              183,141
DSG Intl                                            125,115(c)              398,723
Esprit Holdings                                      62,200(c)              789,134
Foot Locker                                          42,400                 924,320
Gap                                                  44,945                 858,450
Genesco                                               4,837(b)              253,023
GUESS?                                                9,613                 461,809
Hennes & Mauritz Series B                            45,350(c)            2,696,009
Home Depot                                          521,439              20,518,624
Inditex                                              25,945(c)            1,536,938
Jo-Ann Stores                                         5,425(b)              154,233
Kingfisher                                          283,610(c)            1,289,957
Lowe's Companies                                    216,704               6,650,645
Pacific Sunwear of California                        11,269(b)              247,918
RadioShack                                           53,424               1,770,471
Rent-A-Center                                         8,587(b)              225,237
Sherwin-Williams                                     18,697               1,242,790
Sonic Automotive Cl A                                 8,681                 251,489
Tiffany & Co                                         28,607               1,517,887
Urban Outfitters                                     11,022(b)              264,859
Zale                                                  7,701(b,o)            183,361
                                                                    ---------------
Total                                                                    48,785,192
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Burberry Group                                       49,246(c)              679,381
Coach                                               126,299(b)            5,985,309
Deckers Outdoor                                       4,080(b)              411,672
Jones Apparel Group                                  19,234                 543,361
Liz Claiborne                                        24,123                 899,788
Nike Cl B                                            34,768               2,026,627
Perry Ellis Intl                                     12,565(b)              404,216
Phillips-Van Heusen                                   4,764                 288,555
Polo Ralph Lauren                                    13,737               1,347,737
Swatch Group Series B                                 2,662(c)              760,727
VF                                                   36,331               3,327,193
                                                                    ---------------
Total                                                                    16,674,566
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.4%)
Corus Bankshares                                     46,531(l)              803,125
Countrywide Financial                                79,959               2,906,510
Fannie Mae                                          383,484              25,053,011
Freddie Mac                                         153,022               9,288,435
Fremont General                                      40,008                 430,486
MGIC Investment                                      33,279               1,892,244
People's United Financial                            16,514                 292,793
PMI Group                                            48,984               2,188,115
Washington Mutual                                   168,288               7,175,800
                                                                    ---------------
Total                                                                    50,030,519
-----------------------------------------------------------------------------------

TOBACCO (0.9%)
Alliance One Intl                                    30,186(b)              303,369
Altria Group                                        229,434              16,092,501
Imperial Tobacco Group                               21,524(c)              997,140
Reynolds American                                     4,150                 270,580
Universal                                             8,307                 506,062
UST                                                  20,093               1,079,195
                                                                    ---------------
Total                                                                    19,248,847
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Mitsubishi                                           71,400(c)           $1,873,271
Mitsui & Co                                          44,000(c)              877,412
Sojitz                                              146,700(c)              657,762
WW Grainger                                          10,449                 972,279
                                                                    ---------------
Total                                                                     4,380,724
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Macquarie Airports                                  124,638(c)              426,899
Macquarie Infrastructure Group                      516,508(c)            1,576,425
                                                                    ---------------
Total                                                                     2,003,324
-----------------------------------------------------------------------------------

WATER UTILITIES (--%)
SJW                                                   7,143                 237,862
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Bouygues                                             13,305(c)            1,119,854
Centennial Communications                            28,870(b)              273,976
InPhonic                                             17,855(b)               83,204
Leap Wireless Intl                                    6,867(b)              580,262
Telephone & Data Systems                              3,672                 229,757
Vodafone Group                                    4,318,032(c)           14,550,011
                                                                    ---------------
Total                                                                    16,837,064
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,413,787,416)                                               $1,644,962,951
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)
                                                  SHARES                   VALUE(A)
Henkel                                               10,941(c)             $578,827
Volkswagen                                           27,212(c)            2,841,335
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $1,821,538)                                                       $3,420,162
-----------------------------------------------------------------------------------

BONDS (16.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
SOVEREIGN (0.2%)
Bundesrepublik Deutschland
 (European Monetary Unit)
  01-04-10                           5.38%         745,000(c)           $1,028,407
  01-04-13                           4.50          535,000(c)              722,049
  07-04-34                           4.75          270,000(c)              367,303
Govt of Canada
 (Canadian Dollar)
  09-01-09                           4.25           80,000(c)               74,563
Govt of Japan
 (Japanese Yen)
  06-20-12                           1.40      111,000,000(c)              899,256
  12-20-34                           2.40       14,800,000(c)              119,541
Govt of New Zealand
 (New Zealand Dollar)
  07-15-09                           7.00           50,000(c)               38,290
Govt of Norway
 (Norwegian Krone)
  05-16-11                           6.00          268,000(c)               46,568
Govt of Ukraine
  06-11-13                           7.65           85,000(c)               89,956

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
SOVEREIGN (CONT.)
Republic of Poland
(Polish Zloty)
  03-24-10                           5.75%         172,000(c)              $62,405
United Kingdom Treasury
 (British Pound)
  09-07-14                           5.00          170,000(c)              329,139
                                                                   ---------------
Total                                                                    3,777,477
----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (3.0%)
Federal Home Loan Mtge Corp
  03-15-09                           5.75          505,000                 509,224
  04-16-37                           6.00        5,420,000               5,229,747
Federal Natl Mtge Assn
  06-15-08                           5.25        2,370,000               2,368,294
  09-15-08                           5.00        2,000,000               1,993,566
  02-16-12                           5.00        3,025,000               2,988,267
  05-18-12                           4.88        1,755,000               1,722,533
  11-15-30                           6.63        2,050,000               2,310,250
U.S. Treasury
  06-30-09                           4.88        2,910,000(e)            2,909,773
  05-31-12                           4.75       20,430,000(l)           20,270,400
  05-15-17                           4.50        3,350,000               3,211,813
  02-15-26                           6.00       11,180,000              12,203,662
U.S. Treasury Inflation-Indexed Bond
  04-15-12                           2.00        7,686,731(t)            7,461,945
                                                                   ---------------
Total                                                                   63,179,474
----------------------------------------------------------------------------------

ASSET-BACKED (0.4%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84          250,000                 249,314
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.43        1,025,000(d,i)          1,025,145
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15          275,000(d)              276,624
Citibank Credit Card Issuance Trust
 Series 2003-A3 Cl A3
  03-10-10                           3.10        1,300,000               1,280,049
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62        1,250,000(j)              127,148
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.48        1,200,000(i)            1,199,813
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                           5.30          775,000(d,k)            774,775
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78          900,000(d,k)            902,193
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85          200,000(d,k)            197,108
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.89          800,000(j)              170,746

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88%       1,500,000(j)             $403,290
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90          800,000(j)              230,219
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.46          685,000(i)              685,000
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45          475,000(d)              465,223
                                                                   ---------------
Total                                                                    7,986,647
----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.5%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.87          250,000                 244,976
Banc of America Commercial Mtge
 Series 2005-3 Cl A4
  07-10-43                           4.67        1,144,000               1,063,701
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                           4.87          450,000                 432,127
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45          725,000                 709,487
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                           5.70          300,000(d,i)            300,773
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                           5.76          325,000(d,i)            325,717
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                           5.85          225,000(d,i)            225,689
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57          700,000                 674,010
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47          725,000                 704,156
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68        1,000,000               1,004,290
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15          508,785(d)              501,669
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23          175,000                 171,398
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03        1,120,541               1,144,086
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A3
  07-10-37                           5.09          331,000                 325,925

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A4
  07-10-37                           5.23%         400,000                $394,038
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.63          175,000(d,i)            176,217
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           6.12        1,275,000(d,i)          1,275,001
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66          450,000                 445,790
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18          950,000                 965,914
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60          375,000                 355,592
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
  08-15-38                           4.77          538,160                 531,996
Federal Natl Mtge Assn #735029
  09-01-13                           5.28          479,914                 474,011
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77          400,000                 375,440
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77          575,000(d)              566,378
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88          200,000                 195,585
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96          310,000                 304,005
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55          450,000                 441,476
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.17          750,000(d,i)            750,234
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99          625,000(e)              605,319
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                           5.26          450,000                 439,534
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13          396,277                 382,129
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97          199,724                 194,147
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77          750,000                 716,392
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.09          400,000                 393,231
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18          200,000                 194,406

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 7 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
Series 2004-LN2 Cl A1
  07-15-41                           4.48%       1,032,910                $999,502
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48          500,000                 486,958
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49          575,000                 567,447
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97          250,000                 235,138
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A6
  12-15-29                           4.80          400,000                 377,966
LB-UBS Commercial Mtge Trust
 Series 2005-C1 Cl A4
  02-15-30                           4.74          325,000                 303,618
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93          800,000                 772,816
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86          950,000                 959,305
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42          625,000                 604,216
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34          275,000                 269,607
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59          300,000                 287,931
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                           4.85          775,000                 744,112
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80          350,000                 352,460
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                           5.45          689,183(d,i)            689,278
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                           5.98          950,000                 962,066
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                           7.00          825,000                 887,448
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08        1,750,000(d)            1,689,136
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94          375,000                 354,606
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09          375,000                 366,305
                                                                   ---------------
Total                                                                   29,914,754
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)

MORTGAGE-BACKED (5.8%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19%         916,500(h)             $916,692
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.49        1,548,604(h)            1,546,925
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75          242,683                 230,700
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00        1,877,494               1,842,759
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
  05-25-35                           5.57          835,930(i)              836,727
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00          673,989                 670,268
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00          451,580(d)              467,241
Federal Home Loan Mtge Corp
  07-01-37                           6.00        4,090,000(e)            4,051,656
  07-01-37                           6.50        4,500,000(e)            4,546,404
  08-01-37                           6.50        5,500,000(e)            5,549,842
Federal Home Loan Mtge Corp #B13193
  04-01-19                           5.50          364,252                 359,979
Federal Home Loan Mtge Corp #B15214
  06-01-19                           5.00        2,423,635               2,348,301
Federal Home Loan Mtge Corp #B16408
  09-01-19                           5.50        1,557,960               1,537,977
Federal Home Loan Mtge Corp #C02873
  05-01-37                           6.50        3,995,792(e)            4,037,456
Federal Home Loan Mtge Corp #C53878
  12-01-30                           5.50          755,859                 732,726
Federal Home Loan Mtge Corp #G12141
  09-01-20                           4.50          915,992                 870,443
Federal Natl Mtge Assn
  07-01-22                           5.00        5,000,000(e)            4,831,250
  07-01-22                           6.00        2,700,000(e)            2,711,813
  07-01-37                           5.50        5,000,000(e)            4,821,875
  07-01-37                           7.00        4,000,000(e)            4,106,248
  08-01-37                           5.50        4,000,000(e)            3,993,750
  08-01-37                           6.00       17,500,000(e)           17,297,666
  08-01-37                           6.50        4,000,000(e)            4,033,752
Federal Natl Mtge Assn #190353
  08-01-34                           5.00          378,102                 355,768
Federal Natl Mtge Assn #254684
  03-01-18                           5.00        1,421,662               1,379,168
Federal Natl Mtge Assn #254800
  07-01-23                           5.50        1,319,443               1,290,050
Federal Natl Mtge Assn #545874
  08-01-32                           6.50          987,520               1,007,859
Federal Natl Mtge Assn #555528
  04-01-33                           6.00        2,058,873               2,049,329

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555740
  08-01-18                           4.50%         905,531                $862,907
Federal Natl Mtge Assn #598558
  08-01-16                           6.00          452,551                 456,409
Federal Natl Mtge Assn #661185
  06-01-17                           7.00          307,974                 317,609
Federal Natl Mtge Assn #668824
  08-01-32                           6.50        1,154,512               1,174,960
Federal Natl Mtge Assn #670387
  08-01-32                           7.00          101,880                 105,662
Federal Natl Mtge Assn #671054
  01-01-33                           7.00          880,196                 911,734
Federal Natl Mtge Assn #725232
  03-01-34                           5.00        1,535,944               1,446,805
Federal Natl Mtge Assn #725424
  04-01-34                           5.50        3,743,641               3,627,184
Federal Natl Mtge Assn #725737
  08-01-34                           4.54        1,859,461(h)            1,851,428
Federal Natl Mtge Assn #725773
  09-01-34                           5.50        6,573,414               6,364,282
Federal Natl Mtge Assn #730153
  08-01-33                           5.50        1,080,646               1,047,029
Federal Natl Mtge Assn #735212
  12-01-34                           5.00        2,932,592               2,759,370
Federal Natl Mtge Assn #743579
  11-01-33                           5.50        1,188,145               1,151,185
Federal Natl Mtge Assn #785506
  06-01-34                           5.00        3,007,509               2,829,861
Federal Natl Mtge Assn #786151
  07-01-19                           5.50        3,352,276               3,313,788
Federal Natl Mtge Assn #791447
  10-01-34                           6.00          949,013                 942,052
Federal Natl Mtge Assn #878661
  02-01-36                           5.50        2,156,287               2,069,906
Federal Natl Mtge Assn #881629
  02-01-36                           5.50        2,054,842               1,972,525
Federal Natl Mtge Assn #883201
  07-01-36                           6.50        1,146,188               1,163,493
Federal Natl Mtge Assn #888414
  11-01-35                           5.00        2,870,351               2,696,823
Federal Natl Mtge Assn #900197
  10-01-36                           5.94        1,062,555(h)            1,072,139
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.66          371,705(h)              371,703
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.57        1,578,936(h)            1,581,491
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00          353,375                 339,131
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           5.57          233,392(h)              233,483

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 8 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-10 Cl A1
  10-25-35                           5.00%         802,518                $759,960
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50          800,943                 767,779
                                                                   ---------------
Total                                                                  120,615,322
----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
Alion Science and Technology
  02-01-15                          10.25          545,000                 562,713
Communications & Power Inds
  02-01-12                           8.00          935,000                 944,350
DRS Technologies
  02-01-16                           6.63          690,000                 665,850
  02-01-18                           7.63            5,000                   5,050
L-3 Communications
 Series B
  10-15-15                           6.38          900,000                 850,500
                                                                   ---------------
Total                                                                    3,028,463
----------------------------------------------------------------------------------

AUTOMOTIVE (0.1%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                           9.88          408,000                 428,579
Ford Motor Credit LLC
 Sr Unsecured
  01-13-12                           8.11          380,000(i)              379,121
GMAC
  04-15-16                           7.70          350,000                 325,500
GMAC LLC
  09-15-11                           6.88          340,000                 334,442
Goodyear Tire & Rubber
 Sr Nts
  12-01-09                           9.13          110,000(d,i)            110,138
                                                                   ---------------
Total                                                                    1,577,780
----------------------------------------------------------------------------------

BANKING (0.5%)
Bank of America
 Sub Nts
  03-15-17                           5.30        3,075,000               2,936,271
Citigroup
 Sub Nts
  02-15-17                           5.50        3,340,000               3,234,861
JPMorgan Chase & Co
 Sub Nts
  06-27-17                           6.13          585,000                 589,548
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63          830,000                 795,136
Popular North America
 Sr Nts
  10-01-08                           3.88        1,850,000               1,813,296
Regions Bank
 Sub Nts
  06-26-37                           6.45          530,000                 532,003
                                                                   ---------------
Total                                                                    9,901,115
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)

BROKERAGE (0.2%)
LaBranche & Co
 Sr Nts
  05-15-12                          11.00%         400,000                $424,000
Merrill Lynch & Co
 Sub Nts
  05-02-17                           5.70        1,575,000               1,517,009
Morgan Stanley
  04-27-17                           5.55        2,210,000               2,110,329
                                                                   ---------------
Total                                                                    4,051,338
----------------------------------------------------------------------------------

BUILDING MATERIALS (--%)
Gibraltar Inds
 Series B
  12-01-15                           8.00          135,000                 135,000
Interline Brands
 Sr Sub Nts
  06-15-14                           8.13          340,000                 342,550
Norcraft Companies LP/Finance
  11-01-11                           9.00          146,000                 150,745
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
  09-01-12                           8.89           35,000(g)               32,025
                                                                   ---------------
Total                                                                      660,320
----------------------------------------------------------------------------------

CHEMICALS (0.2%)
Chemtura
  06-01-16                           6.88          620,000                 585,899
Georgia Gulf
  10-15-14                           9.50          190,000                 189,050
  10-15-16                          10.75          185,000                 184,075
Hexion US Finance/Nova Scotia Finance
  11-15-14                           9.75          293,000                 303,255
INVISTA
  05-01-12                           9.25          485,000(d)              506,825
MacDermid
 Sr Sub Nts
  04-15-17                           9.50          260,000(d)              267,800
Momentive Performance Materials
 Sr Nts Pay-in-kind
  12-01-14                          10.13          190,000(d,n)            190,475
NALCO
 Sr Unsecured
  11-15-11                           7.75          335,000                 337,513
NewMarket
  12-15-16                           7.13          535,000                 517,613
PQ
  02-15-13                           7.50          199,000                 210,940
                                                                   ---------------
Total                                                                    3,293,445
----------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.1%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.13          460,000                 487,600
United Rentals North America
  02-15-12                           6.50          565,000                 555,113
                                                                   ---------------
Total                                                                    1,042,713
----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
American Achievement
  04-01-12                           8.25          375,000                 377,813

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
CONSUMER PRODUCTS (CONT.)
Chattem
 Sr Sub Nts
  03-01-14                           7.00%         400,000                $399,000
Jarden
  05-01-17                           7.50          470,000                 464,125
Sealy Mattress
  06-15-14                           8.25          607,000                 622,175
Visant Holding
 Sr Nts
  12-01-13                           8.75          630,000                 655,200
                                                                   ---------------
Total                                                                    2,518,313
----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
ALH Finance LLC
  01-15-13                           8.50          285,000                 282,863
Baldor Electric
  02-15-17                           8.63          415,000                 438,862
RBS Global & Rexnord
  08-01-14                           9.50           68,000                  69,700
                                                                   ---------------
Total                                                                      791,425
----------------------------------------------------------------------------------

ELECTRIC (0.4%)
Cleveland Electric Illuminating
 Sr Unsecured
  04-01-17                           5.70          350,000                 337,681
  12-15-36                           5.95          295,000                 271,907
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80           30,000                  29,637
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38          565,000                 552,288
  05-15-18                           7.13           25,000                  22,250
Edison Mission Energy
 Sr Nts
  05-15-17                           7.00          355,000(d)              334,588
Edison Mission Energy
 Sr Unsecured
  06-15-13                           7.50          345,000                 341,550
Exelon
  06-15-10                           4.45        1,000,000                 966,705
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56           34,227                  36,494
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                           8.30          565,000                 583,362
Mirant North America LLC
  12-31-13                           7.38          485,000                 495,913
Northern States Power
 Sr Nts
  08-01-09                           6.88          375,000                 384,653
NRG Energy
  02-01-14                           7.25          295,000                 295,738
  01-15-17                           7.38          365,000                 366,369
Oncor Electric Delivery
 Secured
  01-15-15                           6.38          455,000                 461,494
Portland General Electric
  03-15-10                           7.88          365,000                 385,952
Potomac Electric Power
 Secured
  06-01-35                           5.40          360,000                 314,137

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 9 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Public Service Company of Colorado
Sr Nts Series A
  07-15-09                           6.88%         430,000                $440,610
Reliant Energy
 Sr Nts
  06-15-14                           7.63          190,000                 185,250
  06-15-17                           7.88          265,000                 258,044
Sierra Pacific Power
 Series P
  07-01-37                           6.75          300,000                 302,250
                                                                   ---------------
Total                                                                    7,366,872
----------------------------------------------------------------------------------

ENTERTAINMENT (--%)
AMC Entertainment
  02-01-16                          11.00          180,000                 198,900
----------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Allied Waste North America
 Series B
  04-15-14                           7.38          270,000                 266,625
  05-15-16                           7.13          455,000                 444,763
Clean Harbors
  07-15-12                          11.25           10,000                  11,043
WCA Waste
  06-15-14                           9.25          430,000                 447,199
                                                                   ---------------
Total                                                                    1,169,630
----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.3%)
Aramark Sr Nts
  02-01-15                           8.50          225,000(d)              228,375
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                           9.59          620,000(g)              576,600
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88        2,075,000(d)            2,031,491
Constellation Brands
  09-01-16                           7.25          190,000                 185,250
Constellation Brands Sr Nts
  05-15-17                           7.25          240,000(d)              235,200
Cott Beverages USA
  12-15-11                           8.00          945,000                 954,450
Del Monte
  02-15-15                           6.75          395,000                 376,238
HJ Heinz
  12-01-08                           6.43          290,000(d)              292,894
Molson Coors Capital Finance
  09-22-10                           4.85          430,000(c)              419,941
Pinnacle Foods Finance LLC
 Sr Sub Nts
  04-01-17                          10.63          535,000(d)              522,963
Smithfield Foods
 Sr Unsecured
  07-01-17                           7.75          275,000                 275,000
                                                                   ---------------
Total                                                                    6,098,402
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)

GAMING (0.2%)
Boyd Gaming
 Sr Sub Nts
  02-01-16                           7.13%         195,000                $189,150
Buffalo Thunder Development Authority
 Secured
  12-15-14                           9.38          240,000(d)              240,000
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13          435,000                 455,119
Fontainebleau Las Vegas Holdings LLC/Capital
  06-15-15                          10.25          475,000(d)              467,875
Harrah's Operating
  06-01-16                           6.50          531,000                 443,385
  10-01-17                           5.75          145,000                 116,000
Majestic Star Casino LLC/Capital
  10-15-10                           9.50          555,000                 577,200
MGM Mirage
  06-01-16                           7.50          375,000                 355,781
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00          475,000                 490,438
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38          470,000(d)              518,175
Shingle Springs Tribal Gaming Authority
 Sr Nts
  06-15-15                           9.38          345,000(d)              347,156
Station Casinos
 Sr Sub Nts
  03-01-16                           6.88          158,000                 139,435
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00          530,000(d)              556,500
                                                                   ---------------
Total                                                                    4,896,214
----------------------------------------------------------------------------------

GAS DISTRIBUTORS (--%)
Atmos Energy Sr Unsub
  10-15-09                           4.00          490,000                 473,518
----------------------------------------------------------------------------------

GAS PIPELINES (0.2%)
CenterPoint Energy Resources
  02-15-11                           7.75          390,000                 415,989
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80          200,000                 205,683
Colorado Interstate Gas
 Sr Unsecured
  03-15-15                           5.95        1,000,000                 973,765
Southern Star Central
 Sr Nts
  03-01-16                           6.75          525,000                 517,125
Williams Companies
 Sr Nts
  07-15-19                           7.63          804,000                 848,220
Williams Companies
 Sr Unsecured
  09-01-21                           7.88          375,000                 403,125
                                                                   ---------------
Total                                                                    3,363,907
----------------------------------------------------------------------------------

HEALTH CARE (0.3%)
Community Health Systems
 Sr Nts
  07-15-15                           8.88          755,000(d,e)            765,381

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
HEALTH CARE (CONT.)
Community Health Systems
 Sr Unsecured
  12-15-12                           6.50%         355,000                $370,520
DaVita
  03-15-15                           7.25          560,000                 553,000
HCA
 Secured
  11-15-16                           9.25          499,000(d)              529,564
HCA
 Secured Pay-in-kind
  11-15-16                           9.63          275,000(d,n)            295,625
IASIS Healthcare LLC/Capital
 Bank Guaranteed
  06-15-14                           8.75          135,000                 135,000
MedCath Holdings
  07-15-12                           9.88          120,000                 128,700
Omnicare
  12-15-13                           6.75          400,000                 382,000
  12-15-15                           6.88          520,000                 494,000
Omnicare
 Sr Sub Nts
  06-01-13                           6.13          255,000                 237,469
Select Medical
 Sr Unsecured
  09-15-15                          11.08          235,000(i)              219,138
Triad Hospitals
 Sr Nts
  05-15-12                           7.00          130,000                 135,850
Triad Hospitals
 Sr Sub Nts
  11-15-13                           7.00          865,000                 909,286
UnitedHealth Group
  06-15-37                           6.50          415,000(d)              418,208
Vanguard Health Holding II LLC
 Sr Sub Nts
  10-01-14                           9.00          391,000                 387,090
                                                                   ---------------
Total                                                                    5,960,831
----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
WellPoint
 Sr Unsub
  01-15-36                           5.85          290,000                 264,623
  06-15-37                           6.38          820,000                 809,545
                                                                   ---------------
Total                                                                    1,074,168
----------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
Centex
 Sr Unsecured
  05-01-16                           6.50          130,000                 125,016
DR Horton
 Sr Unsub
  04-15-16                           6.50          190,000                 181,785
K Hovnanian Enterprises
  05-15-16                           7.50          385,000                 350,350
Meritage Homes
 Sr Nts
  05-01-14                           7.00          350,000                 325,500
Standard Pacific
 Sr Sub Nts
  04-15-12                           9.25           30,000                  28,350

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 10 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
HOME CONSTRUCTION (CONT.)
William Lyon Homes
  02-15-14                           7.50%          75,000                 $63,000
                                                                   ---------------
Total                                                                    1,074,001
----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.3%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95        1,150,000               1,122,885
  09-15-36                           6.45          130,000                 125,038
Canadian Natural Resources
  03-15-38                           6.25          585,000(c)              553,518
Chaparral Energy
  12-01-15                           8.50           44,000                  43,010
Chaparral Energy
 Sr Nts
  02-01-17                           8.88          590,000(d)              582,624
Chesapeake Energy
  07-15-13                           7.63          400,000                 410,000
  08-15-14                           7.00          165,000                 163,763
  01-15-16                           6.63          225,000                 216,563
  08-15-17                           6.50          200,000                 189,500
  01-15-18                           6.25          115,000                 107,381
Compton Petroleum Finance
  12-01-13                           7.63          360,000(c)              355,500
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50          585,000                 584,999
EXCO Resources
 Secured
  01-15-11                           7.25          580,000                 577,100
Forest Oil
 Sr Nts
  06-15-19                           7.25          285,000(d)              276,450
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75          275,000(d)              266,750
KCS Energy
  04-01-12                           7.13          255,000                 251,813
PetroHawk Energy
  07-15-13                           9.13          225,000                 237,938
Range Resources
  03-15-15                           6.38          540,000                 511,650
  05-15-16                           7.50          285,000                 288,563
                                                                   ---------------
Total                                                                    6,865,045
----------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
CCO Holdings LLC/Capital
 Sr Nts
  11-15-13                           8.75          340,000                 345,950
Charter Communications Holdings II LLC/Capital
 Sr Unsecured Series B
  09-15-10                          10.25          575,000                 600,156
Charter Communications Operating LLC/Capital
 Sr Nts
  04-30-12                           8.00           40,000(d)               40,500
  04-30-14                           8.38          150,000(d)              152,625
Comcast
  03-15-37                           6.45          560,000                 539,685
CSC Holdings
 Sr Unsecured
  04-15-12                           6.75          303,000                 287,850
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38          150,000                 141,000

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
MEDIA CABLE (CONT.)
EchoStar DBS
  02-01-16                           7.13%         685,000                $669,588
Quebecor Media
 Sr Nts
  03-15-16                           7.75          180,000(c)              182,700
Univision Communications
 Sr Nts Pay-in-kind
  03-15-15                           9.75          450,000(d,n)            448,875
Videotron Ltee
  01-15-14                           6.88          780,000(c)              764,400
Virgin Media Finance
  04-15-14                           8.75          450,000(c)              463,500
                                                                   ---------------
Total                                                                    4,636,829
----------------------------------------------------------------------------------

MEDIA NON CABLE (0.5%)
British Sky Broadcasting Group
  02-23-09                           6.88        1,265,000(c)            1,290,912
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50          465,000                 383,141
Idearc
  11-15-16                           8.00          873,000                 881,730
Intelsat Bermuda
  06-15-16                           9.25          495,000(c)              525,938
Lamar Media
 Series B
  08-15-15                           6.63          230,000                 217,925
News America
  12-15-35                           6.40          790,000                 752,326
Nielsen Finance LLC
 Sr Nts
  08-01-14                          10.00          356,000(d)              376,470
Radio One
  02-15-13                           6.38          350,000                 329,000
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75          300,000(d)              312,000
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                          10.38          485,000(d)              532,288
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88          540,000                 511,650
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88          538,000                 509,755
RH Donnelley
 Sr Unsecured
  01-15-13                           6.88          180,000                 170,550
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13        1,620,000               1,577,303
Salem Communications Holding
  12-15-10                           7.75          460,000                 464,600
Sinclair Broadcast Group
  03-15-12                           8.00          570,000                 587,100
Sun Media
  02-15-13                           7.63          380,000(c)              381,900
                                                                   ---------------
Total                                                                    9,804,588
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25%         795,000                $838,725
Noranda Aluminium Acquisition
 Sr Unsecured Pay-in-kind
  05-15-15                           9.36          195,000(d,i,n)          188,175
Peabody Energy
 Series B
  03-15-13                           6.88          575,000                 572,125
                                                                   ---------------
Total                                                                    1,599,025
----------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Bristow Group
 Sr Nts
  09-15-17                           7.50          210,000(d)              210,525
Cimarex Energy
  05-01-17                           7.13           95,000                  92,625
OPTI Canada
  12-15-14                           8.25          452,000(c,d)            458,780
Quicksilver Resources
  04-01-16                           7.13          405,000                 390,825
                                                                   ---------------
Total                                                                    1,152,755
----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.1%)
Cardtronics
  08-15-13                           9.25          605,000                 611,050
Residential Capital LLC
  06-30-10                           6.38        1,125,000               1,110,479
Triad Acquisition
 Sr Unsecured
 Series B
  05-01-13                          11.13          490,000                 467,950
                                                                   ---------------
Total                                                                    2,189,479
----------------------------------------------------------------------------------

OTHER INDUSTRY (--%)
Actuant
 Sr Nts
  06-15-17                           6.88          240,000(d)              239,400
Rental Service
  12-01-14                           9.50          300,000(d)              306,000
                                                                   ---------------
Total                                                                      545,400
----------------------------------------------------------------------------------

PACKAGING (0.1%)
Crown Americas LLC/Capital
  11-15-13                           7.63          280,000                 282,800
  11-15-15                           7.75          305,000                 306,525
Owens-Brockway Glass Container
  11-15-12                           8.75          430,000                 449,350
  05-15-13                           8.25          375,000                 388,125
Plastipak Holdings
 Sr Nts
  12-15-15                           8.50          450,000(d)              465,750
                                                                   ---------------
Total                                                                    1,892,550
----------------------------------------------------------------------------------

PAPER (0.2%)
Abitibi-Consolidated Co of Canada
  04-01-15                           8.38          245,000(c)              214,375
Boise Cascade LLC
  10-15-12                           8.23          100,000(i)              100,000
  10-15-14                           7.13          545,000                 517,750
Cascades
 Sr Nts
  02-15-13                           7.25           30,000(c)               29,175

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 11 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
PAPER (CONT.)
Georgia-Pacific
  01-15-17                           7.13%         485,000(d)             $465,600
NewPage
  05-01-12                          10.00          706,000                 762,480
Norampac
  06-01-13                           6.75          450,000(c)              429,188
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00          805,000                 780,850
                                                                   ---------------
Total                                                                    3,299,418
----------------------------------------------------------------------------------

PHARMACEUTICALS (--%)
Warner Chilcott
  02-01-15                           8.75          600,000                 616,500
----------------------------------------------------------------------------------

PROPERTY & CASUALTY (--%)
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25          475,000                 462,337
----------------------------------------------------------------------------------

RAILROADS (--%)
Canadian Pacific Railway
  05-15-37                           5.95          225,000(c)              211,485
Kansas City Southern de Mexico
 Sr Nts
  12-01-13                           7.63          400,000(c,d)            399,000
  06-01-14                           7.38          205,000(c,d)            206,281
                                                                   ---------------
Total                                                                      816,766
----------------------------------------------------------------------------------

REITS (0.1%)
Brandywine Operating Partnership LP
  05-01-17                           5.70          230,000                 223,010
ERP Operating LP
  06-15-17                           5.75          585,000                 573,447
Realogy
 Sr Sub Nts
  04-15-15                          12.38          450,000(d)              410,625
                                                                   ---------------
Total                                                                    1,207,082
----------------------------------------------------------------------------------

RETAILERS (0.1%)
Claire's Stores
 Sr Nts Pay-in-kind
  06-01-15                           9.63          395,000(d,n)            365,375
Home Depot
 Sr Unsecured
  12-16-36                           5.88        1,185,000               1,055,836
Macys Retail Holdings
  07-15-09                           4.80          740,000                 725,870
Michaels Stores
 Sr Nts
  11-01-14                          10.00          450,000(d)              461,250
Toys "R" Us
 Sr Unsecured
  04-15-13                           7.88          196,000                 176,400
                                                                   ---------------
Total                                                                    2,784,731
----------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
Flextronics Intl
 Sr Sub Nts
  11-15-14                           6.25          460,000(c)              418,600
Freescale Semiconductor
 Sr Nts Pay-in-kind
  12-15-14                           9.13          673,000(d,n)            632,620

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
TECHNOLOGY (CONT.)
Freescale Semiconductor
 Sr Sub Nts
  12-15-16                          10.13%         167,000(d)             $156,980
SS&C Technologies
  12-01-13                          11.75          365,000                 408,800
SunGard Data Systems
  08-15-13                           9.13          245,000                 250,819
West Corp
  10-15-16                          11.00          455,000                 475,475
                                                                   ---------------
Total                                                                    2,343,294
----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (--%)
Avis Budget Car Rental LLC/Finance
  05-15-14                           7.63          345,000                 348,450
  05-15-16                           7.75          110,000                 112,200
Hertz
  01-01-14                           8.88          420,000                 437,850
                                                                   ---------------
Total                                                                      898,500
----------------------------------------------------------------------------------

WIRELESS (0.1%)
Centennial Communications
 Sr Nts
  01-01-13                          10.00          200,000                 214,500
Centennial Communications/Cellular Operating LLC/ Puerto Rico Operations Sr
 Unsecured
  02-01-14                           8.13          255,000                 260,738
Cricket Communications
  11-01-14                           9.38          375,000(d)              388,125
MetroPCS Wireless
 Sr Nts
  11-01-14                           9.25          430,000(d)              443,975
                                                                   ---------------
Total                                                                    1,307,338
----------------------------------------------------------------------------------

WIRELINES (0.6%)
AT&T
 Sr Nts
  05-15-36                           6.80          630,000                 652,488
GCI
 Sr Unsecured
  02-15-14                           7.25          586,000                 553,770
Level 3 Financing
  03-15-13                          12.25          435,000                 499,163
  11-01-14                           9.25          130,000                 131,300
Level 3 Financing
 Sr Nts
  02-15-17                           8.75          110,000(d)              108,763
Qwest
  03-15-12                           8.88          790,000                 851,225
Qwest
 Sr Unsecured
  10-01-14                           7.50          325,000                 333,125
Telecom Italia Capital
  11-15-33                           6.38          750,000(c)              706,462
Telefonica Europe
  09-15-10                           7.75          950,000(c)            1,007,079
TELUS
  06-01-11                           8.00        3,315,000(c)            3,544,894
Verizon New York
 Series A
  04-01-12                           6.88        2,035,000               2,121,707
Verizon Pennsylvania
 Series A
  11-15-11                           5.65          705,000                 703,597

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                   VALUE(A)
WIRELINES (CONT.)
Windstream
  08-01-16                           8.63%         845,000                $893,588
  03-15-19                           7.00          235,000                 224,425
                                                                   ---------------
Total                                                                   12,331,586
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $341,788,846)                                                  $338,768,252
----------------------------------------------------------------------------------

SENIOR LOANS (0.2%)(q)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
AUTOMOTIVE (--%)
Ford Motor
 Tranche B Term Loan
  11-29-13                           8.36%         $393,025                $394,746
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Spectrum Brands
 Letter of Credit
  04-04-13                           5.17             8,948                   9,015
Spectrum Brands
 Tranche B1 Term Loan
  04-04-13                       9.32- 9.36         181,021                 182,003
Spectrum Brands
 Tranche B2 Term Loan
  04-04-13                           9.32            32,213                  32,374
                                                                    ---------------
Total                                                                       223,392
-----------------------------------------------------------------------------------

ENTERTAINMENT (--%)
Marquee Holdings
 Term Loan
  06-15-13                          10.36            65,000                  63,050
-----------------------------------------------------------------------------------

GAMING (--%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  06-05-14                           2.00           155,000(e,r)            154,806
Fontainebleau Las Vegas
 Term Loan
  06-05-14                           8.61           309,000(e)              309,903
                                                                    ---------------
Total                                                                       464,709
-----------------------------------------------------------------------------------

HEALTH CARE (0.1%)
IASIS Healthcare LLC
 Term Loan
  06-22-11                          10.61           690,000                 700,350
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (--%)
Sandridge Energy
 Term Loan
  04-01-15                           8.63           545,000                 555,900
-----------------------------------------------------------------------------------

MEDIA NON CABLE (--%)
Intelsat Bermuda
 Term Loan
  07-11-14                           7.86           125,000(c)              125,250
VNU
 Tranche B Term Loan
  08-09-13                           7.61           447,750(c)              449,756
                                                                    ---------------
Total                                                                       575,006
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

OIL FIELD SERVICES (0.1%)
Dresser
 1st Lien Term Loan
  05-04-14                           7.86%         $420,000                $420,874
Dresser
 2nd Lien Term Loan
  05-04-15                          11.11           310,000                 312,520
                                                                    ---------------
Total                                                                       733,394
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (--%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13                       8.34- 8.39         373,121                 373,121
-----------------------------------------------------------------------------------

OTHER INDUSTRY (--%)
Rental Service
 2nd Lien Term Loan
  11-30-13                       8.82- 10.75        143,251                 144,684
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

RETAILERS (--%)
Michaels Stores
 Term Loan
  10-31-13                           7.63%          $63,000                 $62,370
-----------------------------------------------------------------------------------

WIRELESS (--%)
Trilogy Intl Partners
 Term Loan
  06-29-12                           8.86           195,000(e)              195,488
-----------------------------------------------------------------------------------

WIRELINES (--%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                           7.61           365,000                 365,343
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $4,817,987)                                                       $4,851,553
-----------------------------------------------------------------------------------

MONEY MARKET FUND (9.1%)(m)
                                                 SHARES                   VALUE(A)
RiverSource Short-Term
Cash Fund                                      186,684,896(s)         $186,684,896
----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $186,684,896)                                                  $186,684,896
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,948,900,683)(u)                                           $2,178,687,814
==================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2007.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2007, the value of foreign securities represented 20.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $28,363,440 or 1.4% of net assets.

(e) At June 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $64,879,843.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2007.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2007.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC--Ambac Assurance Corporation
     MBIA--MBIA Insurance Corporation

(l)  At June 30, 2007, security was partially or fully on loan.

(m) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.3% of net assets. 5.8% of net assets is the Fund's cash equivalent position.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Long Bond, Sept. 2007, 20-year                                       $100,000
U.S. Treasury Note, Sept. 2007, 5-year                                  15,000,000
U.S. Treasury Note, Sept. 2007, 10-year                                  5,000,000

--------------------------------------------------------------------------------

 13 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

(p) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES              COST
--------------------------------------------------------------------------------------------
Westfield Group                                                  06-14-07           $179,007

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r) At June 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Fontainebleau Las Vegas                                               $154,613

(s) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(t) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(u) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $1,948,901,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $259,831,000
Unrealized depreciation                                               (30,044,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $229,787,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 14 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND

                                AT JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (5.2%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (0.1%)
General Dynamics                                         77                  $6,023
Honeywell Intl                                          135                   7,598
Precision Castparts                                     122                  14,806
United Technologies                                     679                  48,161
                                                                    ---------------
Total                                                                        76,588
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (--%)
United Parcel Service Cl B                               90                   6,570
-----------------------------------------------------------------------------------

AUTO COMPONENTS (--%)
Goodyear Tire & Rubber                                  189(b)                6,570
-----------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                            1,641                  15,458
General Motors                                          570                  21,546
Harley-Davidson                                         167                   9,955
                                                                    ---------------
Total                                                                        46,959
-----------------------------------------------------------------------------------

BEVERAGES (0.1%)
Coca-Cola                                               663                  34,681
PepsiCo                                                 430                  27,886
                                                                    ---------------
Total                                                                        62,567
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
Bear Stearns Companies                                   62                   8,680
Franklin Resources                                      176                  23,314
Lehman Brothers Holdings                                276                  20,568
Merrill Lynch & Co                                      183                  15,295
Morgan Stanley                                          242                  20,299
                                                                    ---------------
Total                                                                        88,156
-----------------------------------------------------------------------------------

CHEMICALS (--%)
Dow Chemical                                             91                   4,024
EI du Pont de Nemours & Co                              349                  17,743
Intl Flavors & Fragrances                                58                   3,024
Monsanto                                                 96                   6,484
                                                                    ---------------
Total                                                                        31,275
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
BB&T                                                     55                   2,237
Comerica                                                218                  12,964
First Horizon Natl                                      104                   4,056
KeyCorp                                                 109                   3,742
Natl City                                               544                  18,127
US Bancorp                                              187                   6,162
                                                                    ---------------
Total                                                                        47,288
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMPUTERS & PERIPHERALS (0.2%)
Apple                                                   611(b)              $74,566
EMC                                                   1,106(b)               20,019
Intl Business Machines                                  572                  60,203
Lexmark Intl Cl A                                        68(b)                3,353
                                                                    ---------------
Total                                                                       158,141
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Pactiv                                                  115(b)                3,667
-----------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                            65                   3,224
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Bank of America                                         454                  22,196
CIT Group                                               255                  13,982
Citigroup                                               504                  25,850
                                                                    ---------------
Total                                                                        62,028
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
AT&T                                                  4,613                 191,440
Embarq                                                   43                   2,725
Verizon Communications                                  949                  39,070
                                                                    ---------------
Total                                                                       233,235
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
American Electric Power                                 409                  18,421
Entergy                                                 157                  16,854
FPL Group                                               435                  24,682
                                                                    ---------------
Total                                                                        59,957
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Kroger                                                  562                  15,809
Safeway                                                 505                  17,185
SUPERVALU                                               123                   5,697
SYSCO                                                   126                   4,157
Wal-Mart Stores                                         826                  39,739
                                                                    ---------------
Total                                                                        82,587
-----------------------------------------------------------------------------------

FOOD PRODUCTS (--%)
ConAgra Foods                                           167                   4,486
Sara Lee                                                810                  14,094
Tyson Foods Cl A                                        105                   2,419
                                                                    ---------------
Total                                                                        20,999
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
Baxter Intl                                             117                  $6,592
Becton Dickinson & Co                                   165                  12,293
Biomet                                                  268                  12,253
Stryker                                                 213                  13,438
Zimmer Holdings                                         167(b)               14,176
                                                                    ---------------
Total                                                                        58,752
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
Cardinal Health                                         196                  13,845
CIGNA                                                   449                  23,447
Humana                                                   78(b)                4,751
                                                                    ---------------
Total                                                                        42,043
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Harrah's Entertainment                                  121                  10,316
Hilton Hotels                                           621                  20,785
Marriott Intl Cl A                                      289                  12,496
McDonald's                                            1,266                  64,262
Yum! Brands                                             130                   4,254
                                                                    ---------------
Total                                                                       112,113
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (--%)
Centex                                                   91                   3,649
DR Horton                                               638                  12,716
KB HOME                                                  93                   3,661
Lennar Cl A                                             138                   5,045
Pulte Homes                                             135                   3,031
                                                                    ---------------
Total                                                                        28,102
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (--%)
Kimberly-Clark                                          273                  18,261
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
AES                                                     198(b)                4,332
Constellation Energy Group                              144                  12,552
Dynegy Cl A                                             365(b)                3,446
TXU                                                     189                  12,720
                                                                    ---------------
Total                                                                        33,050
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
3M                                                      529                  45,912
-----------------------------------------------------------------------------------

INSURANCE (0.2%)
ACE                                                      75(c)                4,689
Allstate                                                576                  35,430
Ambac Financial Group                                   154                  13,427

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Chubb                                                   105                  $5,685
Genworth Financial Cl A                                 488                  16,787
Lincoln Natl                                            175                  12,416
Marsh & McLennan Companies                               84                   2,594
MBIA                                                     56                   3,484
MetLife                                                 108                   6,964
Progressive                                             218                   5,217
Prudential Financial                                    162                  15,751
Safeco                                                   41                   2,553
Torchmark                                               194                  12,998
Travelers Companies                                     408                  21,828
UnumProvident                                           483                  12,611
                                                                    ---------------
Total                                                                       172,434
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (--%)
Amazon.com                                              247(b)               16,898
IAC/InterActiveCorp                                     186(b)                6,437
                                                                    ---------------
Total                                                                        23,335
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (--%)
eBay                                                    718(b)               23,105
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (--%)
Eastman Kodak                                           144                   4,008
Mattel                                                  729                  18,436
                                                                    ---------------
Total                                                                        22,444
-----------------------------------------------------------------------------------

MACHINERY (0.1%)
Cummins                                                 135                  13,663
Eaton                                                    63                   5,859
Ingersoll-Rand Cl A                                     231(c)               12,663
PACCAR                                                  355                  30,900
                                                                    ---------------
Total                                                                        63,085
-----------------------------------------------------------------------------------

MEDIA (0.2%)
CBS Cl B                                                558                  18,593
Comcast Cl A                                          1,158(b)               32,563
DIRECTV Group                                           455(b)               10,515
Gannett                                                 345                  18,958
Interpublic Group of Companies                          227(b)                2,588
Time Warner                                           2,722                  57,270
Tribune                                                 130                   3,822
                                                                    ---------------
Total                                                                       144,309
-----------------------------------------------------------------------------------

METALS & MINING (--%)
Allegheny Technologies                                   25                   2,622
Freeport-McMoRan Copper & Gold                          306                  25,343
                                                                    ---------------
Total                                                                        27,965
-----------------------------------------------------------------------------------

MULTILINE RETAIL (--%)
Kohl's                                                   85(b)                6,038
Nordstrom                                               273                  13,955
Sears Holdings                                           38(b)                6,441
                                                                    ---------------
Total                                                                        26,434
-----------------------------------------------------------------------------------

MULTI-UTILITIES (--%)
CenterPoint Energy                                      294                   5,116
CMS Energy                                              228                   3,922
PG&E                                                    121                   5,481
Sempra Energy                                           227                  13,445
Xcel Energy                                             179                   3,664
                                                                    ---------------
Total                                                                        31,628
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (0.8%)
Anadarko Petroleum                                      162                  $8,422
Apache                                                  234                  19,092
Chevron                                               2,216                 186,675
ConocoPhillips                                          787                  61,780
Exxon Mobil                                           2,118                 177,658
Occidental Petroleum                                    336                  19,448
                                                                    ---------------
Total                                                                       473,075
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Weyerhaeuser                                            132                  10,419
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Abbott Laboratories                                     769                  41,180
Johnson & Johnson                                     1,092                  67,289
King Pharmaceuticals                                    200(b)                4,092
Merck & Co                                            1,804                  89,839
Pfizer                                                4,158                 106,320
                                                                    ---------------
Total                                                                       308,720
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.7%)
Alexandria Real Estate Equities                         119                  11,522
AMB Property                                            215                  11,442
Apartment Investment & Management Cl A                   67                   3,378
AvalonBay Communities                                   187                  22,231
Boardwalk Real Estate Investment Trust                  127(c)                5,801
Boston Properties                                       194                  19,813
Brookfield Properties                                   823                  20,007
Camden Property Trust                                   147                   9,845
Corporate Office Properties Trust                       107                   4,388
Developers Diversified Realty                           181                   9,541
DiamondRock Hospitality                                 230                   4,388
Douglas Emmett                                          398                   9,847
Education Realty Trust                                  535                   7,506
Essex Property Trust                                    140                  16,282
Federal Realty Investment Trust                         229                  17,693
General Growth Properties                               278                  14,720
Highwoods Properties                                    236                   8,850
Home Properties                                         276                  14,333
Host Hotels & Resorts                                   606                  14,011
Kilroy Realty                                           107                   7,580
Kimco Realty                                            221                   8,413
LaSalle Hotel Properties                                321                  13,938
Macerich                                                161                  13,270
Mid-America Apartment Communities                       275                  14,432
ProLogis                                                453                  25,775
Public Storage                                          313                  24,045
Rayonier                                                104                   4,695
Regency Centers                                         217                  15,299
Simon Property Group                                    458                  42,611
SL Green Realty                                         107                  13,256
Vornado Realty Trust                                    271                  29,766
                                                                    ---------------
Total                                                                       438,678
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Forest City Enterprises Cl A                             72                   4,427
-----------------------------------------------------------------------------------

ROAD & RAIL (--%)
Union Pacific                                            56                   6,448
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (--%)
Intel                                                   242                   5,750
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (0.3%)
Adobe Systems                                            72(b)               $2,891
BMC Software                                            166(b)                5,030
CA                                                      128                   3,306
Electronic Arts                                         123(b)                5,820
Microsoft                                             3,096                  91,239
Oracle                                                5,251(b)              103,498
                                                                    ---------------
Total                                                                       211,784
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.1%)
Home Depot                                            1,414                  55,641
Lowe's Companies                                        683                  20,961
                                                                    ---------------
Total                                                                        76,602
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                                   399(b)               18,909
Nike Cl B                                               291                  16,962
Polo Ralph Lauren                                        37                   3,630
VF                                                       65                   5,953
                                                                    ---------------
Total                                                                        45,454
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Countrywide Financial                                   343                  12,468
Fannie Mae                                            1,242                  81,141
Freddie Mac                                             536                  32,535
MGIC Investment                                          62                   3,525
Washington Mutual                                       638                  27,204
                                                                    ---------------
Total                                                                       156,873
-----------------------------------------------------------------------------------

TOBACCO (0.1%)
Altria Group                                            768                  53,868
UST                                                     255                  13,696
                                                                    ---------------
Total                                                                        67,564
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,761,261)                                                       $3,668,577
-----------------------------------------------------------------------------------

BONDS (56.3%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOREIGN AGENCIES (0.8%)
Pemex Project Funding Master Trust
  02-01-22                             8.63%       $275,000(c)             $338,206
  06-15-35                             6.63         250,000(c)              253,750
                                                                    ---------------
Total                                                                       591,956
-----------------------------------------------------------------------------------

FOREIGN LOCAL GOVERNMENT (0.8%)
Province of Buenos Aires
  09-14-18                             9.38         100,000(c,d)             97,750
Russian Federation
  03-31-30                             7.50         472,625(c,d)            518,706
                                                                    ---------------
Total                                                                       616,456
-----------------------------------------------------------------------------------

SOVEREIGN (12.4%)
Bundesrepublik Deutschland
 (European Monetary Unit)
  01-04-10                             5.38         345,000(c)              476,243
  01-04-13                             4.50         245,000(c)              330,658
  07-04-34                             4.75         135,000(c)              183,652
Dominican Republic
  04-20-27                             8.63         100,000(c,d)            116,000
Federative Republic of Brazil
  01-17-17                             6.00         600,000(c)              588,000
  10-14-19                             8.88          90,000(c)              109,260
  01-20-37                             7.13         150,000(c)              162,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
SOVEREIGN (CONT.)
Government of Jamaica
  03-15-39                             8.00%       $100,000(c)              $97,500
Government of Ukraine
  06-26-12                             6.39         250,000(c,d)            251,623
Govt of Canada
 (Canadian Dollar)
  09-01-09                             4.25          38,000(c)               35,417
Govt of New Zealand
 (New Zealand Dollar)
  07-15-09                             7.00          20,000(c)               15,316
Govt of Norway
 (Norwegian Krone)
  05-16-11                             6.00         127,000(c)               22,068
Islamic Republic of Pakistan
  06-01-17                             6.88         150,000(c,d)            146,063
Merrill Lynch & Co
 (Brazilian Real)
  03-08-17                            10.71         600,000(c)              329,564
Mexican Fixed Rate Bonds
 (Mexican Peso)
  12-18-14                             9.50       2,000,000(c)              203,869
Morgan Stanley
 (Brazilian Real)
 Sr Unsecured
  05-03-17                            10.09         750,000(c,d)            393,867
Peru Enhanced Pass-Thru
 Zero Coupon
  05-31-18                             3.44         300,000(c,d,j)          199,500
Republic of Argentina
  09-12-13                             7.00         100,000(c)               95,500
  04-17-17                             7.00         360,000(c)              315,540
  12-15-35                             0.00         550,000(c,p)             80,300
Republic of Argentina
 (Argentine Peso)
  06-12-12                            10.50         700,000(c)              215,856
Republic of Colombia
  01-27-17                             7.38         300,000(c)              325,950
  09-18-37                             7.38         200,000(c)              222,000
Republic of Colombia
 (Colombian Peso)
  10-22-15                            12.00     160,000,000(c)               93,800
  06-28-27                             9.85     157,000,000(c)               84,415
Republic of El Salvador
  06-15-35                             7.65         290,000(c,d)            331,325
Republic of Indonesia
  02-17-37                             6.63         300,000(c,d)            288,000
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                            10.25    3,100,000,000(c)             362,038
Republic of Panama
  01-29-26                             7.13         200,000(c)              213,000
  04-28-34                             8.13         100,000(c)              120,000
Republic of Philippines
  10-21-24                             9.50          40,000(c)               51,000
  01-14-31                             7.75         200,000(c)              220,500
  01-15-32                             6.38         100,000(c)               96,250
Republic of Poland
 (Polish Zloty)
  03-24-10                             5.75          81,000(c)               29,388
Republic of Turkey
  09-26-16                             7.00         400,000(c)              404,500
  02-05-25                             7.38         300,000(c)              307,125
  03-17-36                             6.88         100,000(c)               94,625

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
SOVEREIGN (CONT.)
Republic of Venezuela
  02-26-16                             5.75%       $210,000(c)             $180,569
  12-09-20                             6.00         250,000(c)              202,250
  04-21-25                             7.65          50,000(c)               45,750
  01-13-34                             9.38          40,000(c)               41,700
Republica Orient Uruguay
  03-21-36                             7.63         100,000(c)              109,500
Republica Orient Uruguay
 (Uruguay Peso)
  04-05-27                             4.25       5,602,280(c)              249,854
  06-26-37                             3.70       3,667,000(c)              150,620
United Kingdom Treasury
 (British Pound)
  09-07-14                             5.00          81,000(c)              156,825
                                                                    ---------------
Total                                                                     8,748,780
-----------------------------------------------------------------------------------

SUPRANATIONAL (0.1%)
European Investment Bank
 (Japanese Yen) Sr Unsecured
  01-18-27                             2.15       7,100,000(c)               55,961
-----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (14.1%)
Federal Home Loan Bank
  12-29-08                             5.13         330,000                 329,696
Federal Natl Mtge Assn
  05-18-12                             4.88         325,000                 318,988
  11-15-30                             6.63         210,000                 236,660
U.S. Treasury
  02-15-09                             4.50       1,050,000               1,042,699
  06-30-09                             4.75         140,000(e)              139,989
  02-15-10                             4.75         500,000                 498,164
  05-31-12                             4.75         270,000                 267,891
  06-30-12                             4.88       1,025,000(e)            1,022,278
  05-15-17                             4.50         110,000                 105,463
  02-15-26                             6.00         570,000                 622,190
U.S. Treasury Inflation-Indexed Bond
  04-15-12                             2.00       3,563,385(k)            3,459,179
  01-15-17                             2.38       1,229,352(k)            1,200,508
  04-15-28                             3.63         638,670(k)              740,072
                                                                    ---------------
Total                                                                     9,983,777
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (3.7%)(f)
Bank of America-First Union NB Commercial Mtge
 Series 2001-3 Cl A1
  04-11-37                             4.89         759,594                 752,934
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
  05-15-19                             5.25          69,219                  69,013
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
  11-12-37                             5.08         504,762                 501,174
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                             4.34         300,000                 294,117
Morgan Stanley Capital I
 Series 2004-HQ3 Cl A1
  01-13-41                             3.10          62,262                  61,523
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                             5.31       1,000,000                 957,670
                                                                    ---------------
Total                                                                     2,636,431
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

MORTGAGE-BACKED (11.0%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                             5.69%       $233,665(h)             $233,654
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                             5.36         148,710(h)              147,896
Federal Home Loan Mtge Corp #G02757
  06-01-36                             5.00         536,296                 504,018
Federal Natl Mtge Assn
  07-01-37                             5.50       2,000,000(e)            1,928,750
  07-01-37                             7.00         500,000(e)              513,281
  08-01-37                             5.50         500,000(e)              499,219
  08-01-37                             6.00       3,000,000(e)            2,965,315
  08-01-37                             6.50       1,000,000(e)            1,008,438
                                                                    ---------------
Total                                                                     7,800,571
-----------------------------------------------------------------------------------

BANKING (3.4%)
Alfa MTN Markets/ABH Financial
  06-25-12                             8.20         150,000(c,d)            150,961
Banco BMG
  01-15-16                             9.15         100,000(c,d)            106,880
Banco de Credito del Peru
 Sub Nts
  11-07-21                             6.95         200,000(c,d,i)          202,508
Banco Hipotecario
 Sr Unsecured
  04-27-16                             9.75         200,000(c,d)            206,250
BanColombia
  05-25-17                             6.88         120,000(c)              117,600
Bank of America
 Sub Nts
  03-15-17                             5.30         350,000                 334,210
Citigroup
 Sub Nts
  02-15-17                             5.50         300,000                 290,556
Kazkommerts Intl
  11-29-16                             7.50         100,000(c,d)             94,000
Kreditanstalt fuer Wiederaufbau
 (Japanese Yen)
  01-20-14                             1.35      53,000,000(c)              421,728
Russian Standard Finance
 Sr Unsub
  05-05-11                             8.63         100,000(c,d)             98,750
Temir Capital for JSC TemirBank
  05-21-14                             9.50         300,000(c,d)            297,271
UK SPV Credit Finance for JSC Commercial Bank
 Privatbank
  02-06-12                             8.00         100,000(c,d)             99,311
                                                                    ---------------
Total                                                                     2,420,025
-----------------------------------------------------------------------------------

BROKERAGE (0.6%)
Merrill Lynch & Co
 Sub Nts
  05-02-17                             5.70         115,000(g)              110,766
Morgan Stanley
  04-27-17                             5.55         305,000                 291,244
                                                                    ---------------
Total                                                                       402,010
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

CONSUMER PRODUCTS (0.4%)
Vitro
 Sr Unsecured
  02-01-17                             9.13%       $300,000(c,d)           $306,750
-----------------------------------------------------------------------------------

ELECTRIC (1.2%)
Aes Dominicana Energia Finance
  12-13-15                            11.00         200,000(c,d)            212,000
Majapahit Holding
  10-17-16                             7.75         200,000(c,d)            202,500
  06-28-17                             7.25         100,000(c,d)             99,964
Natl Power
  11-02-16                             6.88         300,000(c,d,g)          301,875
                                                                    ---------------
Total                                                                       816,339
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.9%)
Bertin Ltda
 Sr Unsub
  10-05-16                            10.25         200,000(c,d)            219,000
JBS
  02-07-11                             9.38         200,000(c)              207,000
Marfrig Overseas
  11-16-16                             9.63         120,000(c,d)            125,400
MHP
  11-30-11                            10.25         100,000(c,d)            105,000
                                                                    ---------------
Total                                                                       656,400
-----------------------------------------------------------------------------------

HEALTH CARE (0.8%)
HCA
 Sr Unsecured
  02-15-16                             6.50         300,000                 254,250
Select Medical
 Sr Unsecured
  09-15-15                            11.08         300,000(i)              279,750
                                                                    ---------------
Total                                                                       534,000
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
Centex
 Sr Unsecured
  05-01-16                             6.50           5,000                   4,808
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.6%)
Chaparral Energy
 Sr Nts
  02-01-17                             8.88         300,000(d)              296,250
TNK-BP Finance
  07-18-16                             7.50         100,000(c,d)            103,397
                                                                    ---------------
Total                                                                       399,647
-----------------------------------------------------------------------------------

MEDIA CABLE (0.5%)
Charter Communications Operating LLC/Capital
 Sr Nts
  04-30-14                             8.38         300,000(d)              305,250
Comcast
  03-15-37                             6.45          25,000                  24,093
                                                                    ---------------
Total                                                                       329,343
-----------------------------------------------------------------------------------

MEDIA NON CABLE (1.3%)
Liberty Media LLC
 Sr Unsecured
  02-01-30                             8.25         300,000                 290,945
News America
  12-15-35                             6.40          35,000                  33,331

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA NON CABLE (CONT.)
RH Donnelley
 Sr Unsecured
  01-15-13                             6.88%       $300,000                $284,250
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                             6.13         300,000                 292,093
                                                                    ---------------
Total                                                                       900,619
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (0.4%)
Gaz Capital for Gazprom
 Sr Unsecured
  03-07-22                             6.51         300,000(c,d)            296,100
-----------------------------------------------------------------------------------

PAPER (0.4%)
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                             8.00         300,000                 291,000
-----------------------------------------------------------------------------------

REITS (0.1%)
ERP Operating LP
  06-15-17                             5.75          80,000                  78,420
-----------------------------------------------------------------------------------

RETAILERS (1.1%)
Controladora Comerical Mexicana
 (Mexican Peso)
  03-30-27                             8.70       2,100,000(c,d)            194,876
Home Depot
 Sr Unsecured
  12-16-36                             5.88         300,000                 267,300
Michaels Stores
 Sr Sub Nts
  11-01-16                            11.38         300,000(d)              313,501
                                                                    ---------------
Total                                                                       775,677
-----------------------------------------------------------------------------------

WIRELESS (0.5%)
Centennial Communications
 Sr Nts
  01-01-13                            10.00         300,000                 321,750
-----------------------------------------------------------------------------------

WIRELINES (1.3%)
GCI
 Sr Unsecured
  02-15-14                             7.25         300,000                 283,500
TELUS
  06-01-11                             8.00         300,000(c)              320,805
Windstream
  03-15-19                             7.00         300,000                 286,500
                                                                    ---------------
Total                                                                       890,805
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $40,424,930)                                                     $39,857,625
-----------------------------------------------------------------------------------

SENIOR LOANS (32.0%)(m)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
AEROSPACE & DEFENSE (0.4%)
Standard Aero
 Tranche B Term Loan
  08-24-12                        7.57-7.59%       $248,219                $248,219
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

AUTOMOTIVE (1.2%)
Delphi
 Tranche B
 Debtor in Possession Term Loan
  12-31-07                             7.63%       $221,393(o)             $222,058
Dollar Thrifty Automotive Group
 Term Loan
  06-15-14                             7.32          50,000                  50,094
Exide Tech
 Term Loan
  05-15-12                             8.61          33,871                  34,040
Exide Tech
 Tranche B Term Loan
  05-15-12                             8.61          16,129                  16,210
Federal Mogul
 Tranche B
 Debtor in Possession Term Loan
  12-31-07                             7.07          75,000(o)               75,000
Lear
 Term Loan
  06-30-14                             8.11          75,000(e)               74,344
Oshkosh Truck
 Tranche B Term Loan
  12-06-13                        7.07-7.11         366,518                 367,708
                                                                    ---------------
Total                                                                       839,454
-----------------------------------------------------------------------------------

CHEMICALS (1.2%)
Celanese
 Tranche D Term Loan
  04-06-09                             5.32         125,455                 125,769
Hexion Specialty Chemicals
 Tranche C5 Term Loan
  05-05-13                             7.61         100,000(e)              100,453
Invista Canada
 Tranche B2 Term Loan
  04-29-11                        6.85-6.86          88,170                  88,060
Invista SARL
 Tranche B1 Term Loan
  04-29-11                             6.86         166,336                 166,128
ISP Chemicals
 Term Loan
  06-04-14                             7.13          25,000                  25,072
Solutia
 Tranche B
 Debtor in Possession Term Loan
  03-31-08                             8.33         335,414(e,o)            337,789
                                                                    ---------------
Total                                                                       843,271
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
Fender Musical Instruments
 Delayed Draw Term Loan
  06-07-14                             7.61          16,667(e)               16,708
Fender Musical Instruments
 Term Loan
  06-07-14                             7.61          33,333(e)               33,417
Jarden
 Tranche B1 Term Loan
  01-24-12                             7.11         123,936                 124,053
                                                                    ---------------
Total                                                                       174,178
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.6%)
Coinmach
 Tranche B1 Term Loan
  12-19-12                             7.88          29,818                  29,794

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
DIVERSIFIED MANUFACTURING (CONT.)
Foamex LP
Tranche B Term Loan
  02-12-13                        7.57-7.61%       $300,000                $298,688
Maxim Crane Works LP
 Term Loan
  06-29-14                             7.36          25,000(e)               25,000
New Customer Service
 Term Loan
  05-22-14                        7.84-7.86          50,000                  49,860
                                                                    ---------------
Total                                                                       403,342
-----------------------------------------------------------------------------------

ELECTRIC (3.1%)
ANP Funding I LLC
 Tranche A 2nd Lien Term Loan
  07-29-10                             8.85         416,721                 417,972
Covanta Energy
 Letter of Credit
  02-09-14                        5.24-5.26         164,948                 164,948
Covanta Energy
 Tranche B Term Loan
  02-09-14                             6.88         335,052                 335,330
La Paloma
 2nd Lien Term Loan
  08-16-13                             8.86         500,000                 502,085
LS Power
 2nd Lien Term Loan
  05-01-15                             9.11         500,000                 504,164
Mackinaw Power
 Term Loan
  06-22-15                             6.82         125,000                 125,000
NRG Energy
 Letter of Credit
  02-01-13                             7.07          29,284                  29,310
NRG Energy
 Term Loan
  02-01-13                             7.07          70,716                  70,584
  02-01-13                             7.86          25,000(e,n)             24,914
Reliant Energy
 Letter of Credit
  06-30-14                             7.19          50,000                  50,125
                                                                    ---------------
Total                                                                     2,224,432
-----------------------------------------------------------------------------------

ENTERTAINMENT (2.5%)
AMC Entertainment
 Term Loan
  04-30-10                             7.07         238,053                 238,798
Cinemark USA
 Tranche B Term Loan
  10-05-13                        7.04-7.15         451,363                 451,927
Hit Entertainment
 1st Lien Term Loan
  03-20-12                             7.34         342,651                 343,337
Regal Cinemas
 Tranche B Term Loan
  10-27-13                             6.86         702,244                 702,391
Six Flags Theme Parks
 Tranche B Term Loan
  05-23-15                             7.61          50,000                  49,396
                                                                    ---------------
Total                                                                     1,785,849
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

ENVIRONMENTAL (0.1%)
Allied Waste North America
 Term Loan
  03-28-14                        7.06-7.15%        $40,801                 $40,964
Allied Waste North America
 Tranche D Term Loan
  03-28-14                             5.32          25,000                  25,110
                                                                    ---------------
Total                                                                        66,074
-----------------------------------------------------------------------------------

GAMING (1.8%)
BLB Worldwide Holdings
 1st Lien Term Loan
  07-18-11                             7.44         264,707(e)              265,866
Cannery Casino
 2nd Lien Term Loan
  05-18-14                             9.61          25,000                  25,125
Cannery Casino
 Term Loan
  05-18-13                             7.61          27,559                  27,387
Cannery Casino
 Tranche DD Term Loan
  05-18-13                             7.61          20,472(e,n)             20,344
  05-18-13                             7.61           1,969                   1,957
CCM Merger
 Tranche B Term Loan
  04-25-12                             7.36         336,260                 337,520
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  06-05-14                             2.00          25,000(e,n)             24,969
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.61          50,000                  50,146
Golden Nugget
 2nd Lien Term Loan
  06-22-14                             8.61          50,000(e)               49,938
Golden Nugget
 Delayed Draw Term Loan
  06-22-14                             7.36          36,364(e)               36,455
Golden Nugget
 Term Loan
  06-22-14                             7.36          63,636(e)               63,557
Green Valley Ranch
 2nd Lien Term Loan
  08-16-14                             8.61         300,000                 300,656
Venetian Casino Resort
 Term Loan
  05-18-14                             7.11          80,000                  79,750
Venetian Casino Resort
 Tranche DD Term Loan
  05-18-14                             0.00          20,000(e,n)             19,938
                                                                    ---------------
Total                                                                     1,303,608
-----------------------------------------------------------------------------------

GAS PIPELINES (0.8%)
El Paso
 Letter of Credit
  07-11-11                             2.10         495,355                 496,593
  07-11-11                             2.10           4,645(n)                4,657
Kinder Morgan
 Term Loan
  05-30-14                             6.82         100,000                  99,813
                                                                    ---------------
Total                                                                       601,063
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

HEALTH CARE (2.3%)
DJ Orthopedics LLC
 Tranche B Term Loan
  04-07-13                             6.88%       $467,356                $466,771
HCA
 Tranche B Term Loan
  01-21-13                             7.60         159,600(e)              160,486
Inverness Medical Innovations
 2nd Lien Term Loan
  06-26-15                             9.61         500,000(e)              503,124
Inverness Medical Innovations
 Term Loan
  06-26-14                             7.36          50,000(e)               50,063
Royalty Pharma
 Tranche B Term Loan
  04-16-13                        6.82-6.84          49,875                  50,000
Surgical Care Affiliates
 Tranche B Term Loan
  12-27-13                             7.61          25,000(e)               24,938
Vanguard Health Systems
 Term Loan
  09-23-11                        7.60-7.61         361,936                 362,841
                                                                    ---------------
Total                                                                     1,618,223
-----------------------------------------------------------------------------------

LIFE INSURANCE (0.4%)
Conseco
 Tranche B Term Loan
  10-10-13                             7.32         291,771                 292,685
-----------------------------------------------------------------------------------

MEDIA CABLE (2.3%)
Bresnan Communications
 Term Loan
  04-13-13                             7.38         250,000                 249,813
MCC Iowa LLC
 Delayed Draw Term Loan
  01-31-15                             7.11         366,908                 365,763
Quebecor Media
 Tranche B Term Loan
  01-17-13                             7.36         249,369(c)              250,149
Univision Communications
 Delayed Draw Term Loan
  09-23-14                             1.00          48,322(e,n)             47,507
Univision Communications
 Tranche B Term Loan
  09-29-14                             7.61         751,678                 735,238
                                                                    ---------------
Total                                                                     1,648,470
-----------------------------------------------------------------------------------

MEDIA NON CABLE (3.5%)
Advanstar
 2nd Lien Term Loan
  12-01-14                            10.36          25,000                  25,094
Advanstar
 Term Loan
  05-31-14                             7.61          75,000                  74,579
Citadel Communications
 Tranche B Term Loan
  06-12-14                             6.95          50,000                  49,709
Cumulus Media
 Term Loan
  06-07-13                        7.07-9.00          49,333                  49,410
Emmis Operating
 Tranche B Term Loan
  11-01-13                        7.32-7.36         437,143                 438,730

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
MEDIA NON CABLE (CONT.)
Gray Television
Term Loan
  12-31-14                        6.82-6.86%       $369,477                $367,629
LodgeNet Entertainment
 Tranche B Term Loan
  04-04-14                             7.36         300,000                 301,782
Nielsen Finance VNU
 Tranche B Term Loan
  08-09-13                             7.61         148,875(e)              149,542
PanAmSat
 Tranche B Term Loan
  02-06-14                             7.35         500,000                 500,804
Spanish Broadcasting System
 Tranche B 1st Lien Term Loan
  06-10-12                             7.11         380,666                 380,666
Tribune Company
 Term Loan
  05-30-14                             8.38         100,000                  97,333
Tribune Company
 Tranche X Term Loan
  05-30-09                             7.82          50,000                  49,950
Zuffa
 Term Loan
  06-19-15                             7.36          25,000(e)               25,000
                                                                    ---------------
Total                                                                     2,510,228
-----------------------------------------------------------------------------------

METALS (0.6%)
Aleris Intl
 Term Loan
  12-19-13                             7.38         263,125                 261,370
Algoma Steel
 Term Loan
  07-06-13                             7.86          25,000(e)               25,031
Edgen Murray
 1st Lien Term Loan
  05-11-14                             8.11          25,000                  24,875
Edgen Murray
 2nd Lien Term Loan
  05-11-15                            11.61          25,000                  25,281
Edgen Murray
 Term Loan
  05-11-14                             8.11          25,000                  25,063
Mueller Group
 Term Loan
  05-23-14                        7.07-7.11          25,000                  25,052
Noranda Aluminum
 Term Loan
  05-18-14                             7.32          25,000                  24,938
                                                                    ---------------
Total                                                                       411,610
-----------------------------------------------------------------------------------

OTHER INDUSTRY (0.4%)
Mosaic Global Holding
 Tranche B Term Loan
  12-01-13                             7.13         249,411                 250,554
-----------------------------------------------------------------------------------

PACKAGING (0.7%)
Solo Cup
 Tranche B Term Loan
  02-27-11                             8.84         492,268(e)              497,087
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

PAPER (0.1%)
Appleton Papers
 Term Loan
  06-05-14                        7.07-7.11%        $50,000                 $49,979
-----------------------------------------------------------------------------------

PROPERTY & CASUALTY (--%)
Hub Intl
 Delayed Draw Term Loan
  06-13-14                             1.38           4,575(e,n)              4,569
Hub Intl
 Term Loan
  06-13-14                             7.86          20,425                  20,387
                                                                    ---------------
Total                                                                        24,956
-----------------------------------------------------------------------------------

REFINING (0.7%)
Western Refining
 Delayed Draw Term Loan
  05-30-14                             0.75          98,214(e,n)             98,583
Western Refining
 Term Loan
  05-30-14                             7.07         401,786                 402,119
                                                                    ---------------
Total                                                                       500,702
-----------------------------------------------------------------------------------

REITS (0.5%)
Capital Automotive REIT
 Tranche B Term Loan
  12-16-10                             7.07         367,989                 369,737
-----------------------------------------------------------------------------------

RESTAURANTS (1.3%)
Buffets
 Letter of Credit
  11-01-11                             8.37         466,644(e)              470,143
Cracker Barrel
 Tranche B Term Loan
  04-27-13                             6.86         449,720                 449,347
                                                                    ---------------
Total                                                                       919,490
-----------------------------------------------------------------------------------

RETAILERS (2.8%)
Buhrmann U.S.
 Tranche D1 Term Loan
  12-31-10                             7.11         500,000(e)              499,375
Claire's Stores
 Term Loan
  05-29-14                             8.07          25,000                  24,766
Gregg Appliances
 Term Loan
  07-25-13                             0.00          25,000(e)               25,000
Jetro Holdings
 Term Loan
  07-12-14                             7.86          50,000(e)               50,000
Michaels Stores
 Term Loan
  10-31-13                             7.63         625,000                 618,750
Neiman Marcus
 1st Lien Term Loan
  04-27-13                             7.36          86,076(e)               86,391
Pantry (The)
 Delayed Draw Term Loan
  05-15-14                             0.75           5,556(e,n)              5,576
Pantry (The)
 Term Loan
  03-12-11                             7.07          19,444                  19,517
Rite Aid
 Term Loan
  06-04-14                             7.07         100,000                  99,917

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
RETAILERS (CONT.)
Sally Holdings LLC
 Tranche A Term Loan
  11-16-12                        7.82-7.86%       $454,564                $456,396
Smart & Final
 Term Loan
  05-31-14                             8.36          37,075                  37,261
Smart & Final
 Tranche DD Term Loan
  05-31-14                             0.00          24,925(e,n)             24,925
                                                                    ---------------
Total                                                                     1,947,874
-----------------------------------------------------------------------------------

TECHNOLOGY (0.8%)
Advanced Micro Devices
 Tranche B Term Loan
  12-31-13                             7.34         113,927(e)              113,771
BearingPoint
 Letter of Credit
  05-18-12                             9.36          50,000(e)               49,875
BearingPoint
 Term Loan
  05-18-12                             8.86          50,000(e)               49,875
Freescale Semiconductor
 Tranche B Term Loan
  12-01-13                             7.11         299,248                 293,799
Verint Systems
 Term Loan
  05-25-14                             8.09          25,000                  25,008
                                                                    ---------------
Total                                                                       532,328
-----------------------------------------------------------------------------------

TEXTILE (0.4%)
Hanesbrands
 Tranche B Term Loan
  09-05-13                             7.11         304,286                 305,290
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
Hertz
 Letter of Credit
  12-21-12                             5.36          70,857(e)               71,136
  12-21-12                             7.10         395,809(e)              396,949
                                                                    ---------------
Total                                                                       468,085
-----------------------------------------------------------------------------------

WIRELESS (0.7%)
Cellular South
 Delayed Draw Term Loan
  05-29-14                             1.00          12,500(e,n)             12,531
Cellular South
 Term Loan
  05-29-14                             7.09          37,500                  37,594
Centennial Cellular Operating LLC
 Tranche C Term Loan
  02-04-11                             7.36         362,697                 363,604
Hawaiian Telecom
 Tranche C Term Loan
  06-01-14                             7.61          50,000                  49,688
                                                                    ---------------
Total                                                                       463,417
-----------------------------------------------------------------------------------

WIRELINES (1.9%)
Alaska Communications
 Term Loan
  02-01-12                             6.76         400,000(e)              400,416
Cincinnati Bell
 Tranche B Term Loan
  08-31-12                             6.82         418,605(e)              417,299

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
Fairpoint Communications
Term Loan
  02-08-12                             7.13%       $305,000                $304,332
Time Warner Telecom
 Tranche B Term Loan
  01-07-13                             7.36         227,553                 227,553
                                                                    ---------------
Total                                                                     1,349,600
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $22,732,252)                                                     $22,649,805
-----------------------------------------------------------------------------------

MONEY MARKET FUND (25.5%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 18,063,421(l)          $18,063,421
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $18,063,421)                                                     $18,063,421
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $84,981,864)(q)                                                  $84,239,428
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) All securities are valued at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2007, the value of foreign securities represented 20.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $6,680,628 or 9.4% of net assets.

(e) At June 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,434,871.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Sept. 2007, 20-year                                      $200,000
SALE CONTRACTS
U.S. Treasury Note, Sept. 2007, 5-year                                    800,000
U.S. Treasury Note, Sept. 2007, 10-year                                 2,400,000

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2007.

(j) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n) At June 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Cannery Casino                                                         $22,441
Cellular South                                                          12,500
El Paso                                                                  4,645
Fontaineblue Las Vegas                                                  24,938
NRG Energy                                                              25,000
Hub Intl                                                                 4,575
Pantry (The)                                                             5,556
Univision Communications                                                48,273
Venetian Casino Resort                                                  19,938
Western Refining                                                        98,214
-------------------------------------------------------------------------------
Total                                                                 $266,080
-------------------------------------------------------------------------------

(o) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

--------------------------------------------------------------------------------

 7 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

(p) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually, and the rate is 5% of Argentina GDP growth that exceeds the projected real GDP from Dec. 31, 2004, at an annual growth rate of 3%.

(q) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $84,982,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $73,000
Unrealized depreciation                                               (816,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                          $(743,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 8 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Strategic Allocation Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 29, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 29, 2007